UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Russell B. Simon
Trust for Advised Portfolios
777 East Wisconsin Avenue, 10th Floor
Milwaukee, Wisconsin 53202
 (Name and address of agent for service)

(626) 914-7395
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  March 31, 2023

Item 1. Reports to Stockholders.

(a)

ZIEGLER SENIOR FLOATING RATE FUND
−	CLASS A (ZFLAX)
−	CLASS C (ZFLCX)
−	INSTITUTIONAL CLASS (ZFLIX)

ZIEGLER FAMCO HEDGED EQUITY FUND
−	INSTITUTIONAL CLASS (SHLDX)

SEMI-ANNUAL REPORT TO SHAREHOLDERS

March 31, 2023

www.zieglercapfunds.com

Table of Contents

Ziegler Senior Floating Rate Fund
Shareholder Letter	1
Allocation of Portfolio Holdings	3
Schedule of Investments	4
Statement of Assets and Liabilities	10
Statement of Operations	11
Statements of Changes in Net Assets	12
Financial Highlights	13

Ziegler FAMCO Hedged Equity Fund
Shareholder Letter	16
Allocation of Portfolio Holdings	19
Schedule of Investments	20
Statement of Assets and Liabilities	28
Statement of Operations	29
Statements of Changes in Net Assets	30
Financial Highlights	31

Notes to Financial Statements	32
Expense Example	42
Other Information	43
Privacy Notice	44

Ziegler Senior Floating Rate Fund
Semi-Annual Report
Period Ending March 31, 2023
(Unaudited)

Dear Investor:

We are pleased to present you with the Semi-Annual Report of Ziegler Senior Floating Rate Fund (the “Fund”) for the six-month period ended March 31, 2023.

During the reporting period, the Fund’s total return was 5.41% for Institutional shares, 5.18% for Class A shares without the sales charge, 0.71% for Class A shares with the sales charge, 4.89% for Class C shares without the sales charge, and 3.89% for Class C shares with the sales charge. The Credit Suisse Leveraged Loan Index’s total return was 5.51% during the same period.

Market Environment
Financial market concerns are focused on the increasing likelihood that the U.S. may be heading toward a recession. The economy is beginning to show signs of slowing down in response to the Fed’s focus on reigning-in inflation through further rate hikes. The possibility of an overshoot by the Fed that further hampers economic growth remains a top-of-mind concern for investors.

Near the end of the reporting period, the failure of two regional banks in March has slowed both loan and Collateralized Loan Obligation (CLO) issuance.  Concerns over the potential for a larger banking crisis is likely to lead to tighter credit conditions, which may further slow economic growth.

Performance Discussion
Despite the potential economic headwinds, the Ziegler Senior Floating Rate Fund produced positive absolute returns during the reporting period.  Institutional Class shares slightly lagged the Credit Suisse Leveraged Loan Index (the “Index”) for the six-month period ended March 31, 2023 by only 0.10%.

The Fund’s conservative risk profile relative to the Index served shareholders well during the period, especially as concerns about the banking sector materialized in March. We continue to believe that, over the longer term, our more conservative portfolio composition is positioned to outperform through an entire credit cycle with lower volatility, particularly in light of the economic challenges currently in place.

Outlook
After a marked downturn in the first three quarters of the 2022 calendar year, equities and fixed income categories advanced during the most recent six months as investors gained greater clarity regarding the potential peak Fed Funds rate.  With economic growth beginning to slow, it is our view that fundamental analysis will prove essential to navigating an increasing number of downgrades and earnings misses. We believe that secured loan’s senior position in the capital structure should allow the asset class to stand up well in this type of environment.

We would like to take this opportunity to thank you for the confidence and trust you have placed in us. We appreciate the opportunity to invest on your behalf.

Sincerely,

Roberta Goss	Christina O’Hearn	Eduardo Cortes
Portfolio Manager	Portfolio Manager	Portfolio Manager

Past performance is not a guarantee of future results.

The maximum sales charge for Class A shares is 4.25%, and the contingent deferred sales charge for Class C shares is 1.00%

Diversification does not assure a profit nor protect against loss in a declining market.

Opinions expressed are those of the Investment Manager, are subject to change, are not guaranteed, and should not be considered investment advice.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.  For a complete list of fund holdings, please refer to the Schedule of Investments section of this report.

An investment in the Fund is subject to risk and there can be no assurance that the Fund will achieve its investment objective. The principal risks of investing in the Fund include bank loans and senior loans risk, borrowing and leverage risk, CLO risk, counterparty risk, credit risk, defaulted debt securities risk, floating rate securities risk, foreign securities risk, high yield securities risk, inflation risk, interest rate risk, investment risk, issuer risk, liquidity risk, loan interests risk, manager risk, market risk, new fund risk, regulatory risk, and unrated securities risk. Please see the prospectus for more information. Even though senior debtholders are in line to be repaid first in the event of bankruptcy, they will not necessarily receive the full amount they are owed.

The report must be preceded or accompanied by a prospectus.

The Credit Suisse Leveraged Loan Index is designed to mirror the investable universe of the $US-denominated leveraged loan market. The index inception is January 1992.

It is not possible to invest directly in an index.

The Ziegler Senior Floating Rate Fund is distributed by Quasar Distributors, LLC.

Ziegler Senior Floating Rate Fund
ALLOCATION OF PORTFOLIO HOLDINGS
(Calculated as a percentage of Total Investments)
March 31, 2023 (Unaudited)

HEALTH CARE PROVIDERS & SERVICES 10.5%
SOFTWARE 7.3%
MEDIA 5.7%
DIVERSIFIED TELECOMMUNICATION SERVICES 4.9%
AEROSPACE & DEFENSE 4.8%
INTERNET SOFTWARE & SERVICES 4.7%
COMMERCIAL SERVICES AND SUPPLIES 4.5%
PHARMACEUTICALS 4.2%
CHEMICALS 4.1%
DIVERSIFIED CONSUMER SERVICES 3.6%
AUTO COMPONENTS 3.6%
INSURANCE 3.3%
HOTELS RESTAURANTS & LEISURE 3.3%
HEALTH CARE TECHNOLOGY 3.0%
OIL, GAS & CONSUMABLE FUELS 2.6%
MACHINERY 2.6%
DIVERSIFIED FINANCIAL SERVICES 2.4%
EXCHANGE TRADED FUND 2.4%
FOOD PRODUCTS 2.4%
HEALTH CARE EQUIPMENT & SUPPLIES 2.4%
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 1.9%
CONTAINERS AND PACKAGING 1.7%
INDUSTRIAL CONGLOMERATES 1.7%
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS 1.7%
SPECIALTY RETAIL 1.7%
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS 1.5%
BUILDING PRODUCTS 1.3%
DISTRIBUTORS 1.1%
CONSTRUCTION MATERIALS 0.8%
ENERGY EQUIPMENT & SERVICES 0.8%
WATER UTILITIES 0.7%
METALS & MINING 0.7%
PROFESSIONAL SERVICES 0.6%
ELECTRIC UTILITIES 0.4%
WIRELESS TELECOMMUNICATION SERVICES 0.4%
AUTOMOBILES 0.3%
CONSTRUCTION & ENGINEERING 0.2%
SHORT TERM INVESTMENT 0.2%

Ziegler Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Principal		Current	Maturity
Amount		Rate	Date	Value
	BANK LOANS (1)(2) ― 93.7%
	AEROSPACE & DEFENSE ― 4.6%
$750,000	AAdvantage Loyalty IP, Ltd. (3 Month USD LIBOR + 4.750%, 0.75% Floor)	9.851%	4/20/2028	$762,709
262,872	Amentum Government Services Parent Holdings, LLC (3 Month USD SOFR + 4.000%, 0.50% Floor)	9.033	2/15/2029	257,614
233,378	Amentum Government Services Parent Holdings, LLC (6 Month USD SOFR + 4.000%, 0.50% Floor)	8.764	2/15/2029	228,711
255,000	Mileage Plus Holdings, LLC (3 Month USD LIBOR + 5.250%, 1.00% Floor)	10.409	6/20/2027	265,057
240,528	Peraton Corp. (1 Month USD LIBOR + 3.750%, 0.75% Floor)	8.590	2/1/2028	238,023
237,878	TransDigm, Inc. (1 Month USD SOFR + 3.250%)	7.910	2/22/2027	237,973
416,871	TransDigm, Inc. (1 Month USD SOFR + 3.250%)	8.056	8/24/2028	416,246
247,475	United Airlines, Inc. (3 Month USD LIBOR + 3.750%, 0.75% Floor)	8.566	4/21/2028	246,268
				2,652,601
	AUTO COMPONENTS ― 3.5%
345,208	Clarios Global, LP (1 Month USD LIBOR + 3.250%)	8.090	4/30/2026	344,057
346,500	Dexko Global, Inc. (1 Month USD LIBOR + 3.750%, 0.50% Floor)	8.590	10/4/2028	325,493
492,500	Garrett LX I SARL (3 Month USD LIBOR + 3.250%, 0.50% Floor)	8.064	4/30/2028	486,959
470,400	PAI HoldCo, Inc. (3 Month USD LIBOR + 3.750%, 0.75% Floor)	8.575	10/28/2027	442,618
396,000	Safe Fleet Holdings, LLC (1 Month USD SOFR + 3.750%, 0.50% Floor)	8.542	2/23/2029	388,904
				1,988,031
	AUTOMOBILES ― 0.3%
164,822	MajorDrive Holdings IV, LLC (3 Month USD LIBOR + 4.000%, 0.50% Floor)	8.981	6/1/2028	156,787

	BUILDING PRODUCTS ― 1.2%
245,625	Foundation Building Materials, Inc. (3 Month USD LIBOR + 3.250%, 0.50% Floor)	8.075	1/29/2028	239,308
247,500	Quikrete Holdings, Inc. (1 Month USD LIBOR + 3.000%)	7.778	3/18/2029	244,982
247,500	Specialty Building Products Holdings, LLC (1 Month USD LIBOR + 3.250%, 0.50% Floor)	7.959	10/15/2028	233,063
				717,353
	CHEMICALS ― 3.9%
217,339	CPC Acquisition Corp. (3 Month USD LIBOR + 3.750%, 0.75% Floor)	8.542	12/29/2027	167,134
417,615	Herens US Holdco Corp. (3 Month USD LIBOR + 4.000%, 0.75% Floor)	9.159	7/3/2028	388,944
250,000	INEOS US Finance, LLC (1 Month USD SOFR + 3.500%)	8.191	2/10/2030	249,063
250,000	Nouryon Finance B.V. (3 Month USD SOFR + 4.000%)	8.990	3/1/2028	249,688
246,875	Olympus Water US Holding Corp. (3 Month USD LIBOR + 3.750%, 0.50% Floor)	8.623	11/9/2028	234,532
490,000	Plaskolite PPC Intermediate II, LLC (3 Month USD LIBOR + 4.000%, 0.75% Floor)	9.159	12/15/2025	437,836
249,375	Vantage Specialty Chemicals, Inc. (1 Month USD SOFR + 4.750%)	9.577	11/13/2026	240,210
340,290	Vibrantz Technologies, Inc. (3 Month USD SOFR + 4.250%, 0.50% Floor)	8.909	4/21/2029	300,855
				2,268,262
	COMMERCIAL SERVICES AND SUPPLIES ― 4.3%
738,750	Allied Universal Holdco, LLC (1 Month USD LIBOR + 3.750%, 0.50% Floor)	8.478	5/14/2028	702,672
491,266	DG Investment Intermediate Holdings 2, Inc. (1 Month USD LIBOR + 3.750%, 0.75% Floor)	8.590	3/31/2028	478,201
171,766	Garda World Security Corp. (1 Month USD LIBOR + 4.250%)	9.028	10/30/2026	170,372
232,894	Project Castle, Inc. (Prime + 4.500%, 0.50% Floor)	9.307	11/1/2029	199,416
15,856	Project Castle, Inc. (3 Month USD SOFR + 5.500%, 0.50% Floor)	10.398	11/1/2029	13,576
495,000	Restaurant Technologies, Inc. (3 Month USD SOFR + 4.250%, 0.50% Floor)	9.140	4/1/2029	490,226
481,419	Trugreen, LP (1 Month USD LIBOR + 4.000%, 0.75% Floor)	8.840	11/2/2027	445,765
				2,500,228
	CONSTRUCTION & ENGINEERING ― 0.2%
19,236	McDermott International, Inc. (1 Month USD LIBOR + 3.000%)	7.840	6/30/2024	14,186
129,847	McDermott International, Inc. (1 Month USD LIBOR + 4.000%)	8.840	6/30/2025	87,592
				101,778
	CONSTRUCTION MATERIALS ― 0.8%
367,399	Tamko Building Products, LLC (3 Month USD SOFR + 3.000%)	7.847	5/31/2026	358,503
111,969	Tamko Building Products, LLC (6 Month USD SOFR + 3.000%)	7.965	5/31/2026	109,257
				467,760

Ziegler Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)(Continued)

Principal		Current	Maturity
Amount		Rate	Date	Value
	CONTAINERS AND PACKAGING ― 1.7%
$346,496	BW Holding, Inc. (3 Month USD SOFR + 4.000%, 0.50% Floor)	8.743%	12/14/2028	$318,197
248,125	Clydesdale Acquisition Holdings, Inc. (1 Month USD SOFR + 4.175%, 0.50% Floor)	9.002	4/13/2029	242,883
96,007	Graham Packaging Co., Inc (1 Month USD LIBOR + 3.000%, 0.75% Floor)	7.831	8/4/2027	95,275
236,751	Kloeckner Pentaplast of America, Inc. (6 Month USD SOFR + 4.750%, 0.50% Floor)	9.715	2/9/2026	219,094
97,750	Tosca Services, LLC (1 Month USD SOFR + 3.500%, 0.75% Floor)	8.256	8/18/2027	77,223
				952,672
	DISTRIBUTORS ― 1.1%
480,000	FleetPride, Inc. (1 Month USD LIBOR + 4.500%)	9.072	2/4/2026	477,480
148,500	SRS Distribution, Inc. (3 Month USD SOFR + 3.500%, 0.50% Floor)	8.154	6/4/2028	143,562
				621,042
	DIVERSIFIED CONSUMER SERVICES ― 3.5%
244,375	American Residential Services, LLC (3 Month USD LIBOR + 3.500%, 0.75% Floor)	8.292	10/15/2027	242,542
416,857	Hertz Corp./The (1 Month USD LIBOR, 3.250%, 0.50% Floor)	8.090	6/30/2028	414,904
79,961	Hertz Corp./The (1 Month USD LIBOR, 3.250%, 0.50% Floor)	8.090	6/30/2028	79,586
247,481	Mavis Tire Express Services Topco Corp. (1 Month USD SOFR + 4.000%, 0.75% Floor)	8.803	5/4/2028	243,265
982,456	Spin Holdco, Inc. (3 Month USD LIBOR + 4.000%, 0.75% Floor)	8.984	3/4/2028	828,771
197,500	St. George's Group, LP (1 Month USD LIBOR + 3.250%, 0.50% Floor)	8.090	2/10/2029	194,883
				2,003,951
	DIVERSIFIED FINANCIAL SERVICES ― 2.4%
368,568	Ankura Consulting Group, LLC (1 Month USD SOFR + 4.500%, 0.75% Floor)	9.256	3/17/2028	351,677
346,500	Ascensus Holdings, Inc. (3 Month USD LIBOR + 3.500%, 0.50% Floor)	8.306	8/2/2028	337,404
148,111	Hudson River Trading, LLC (1 Month USD SOFR + 3.000%)	7.756	3/18/2028	138,854
301,867	Orion Advisor Solutions, Inc. (3 Month USD LIBOR + 3.750%, 0.75% Floor)	8.909	9/24/2027	283,917
247,902	Russell Investments US Institutional Holdco, Inc. (1 Month USD LIBOR + 3.500%, 1.00% Floor)	8.331	5/30/2025	243,371
				1,355,223
	DIVERSIFIED TELECOMMUNICATION SERVICES ― 4.71%
482,500	CommScope, Inc. (1 Month USD LIBOR + 3.250%)	8.090	4/4/2026	465,386
500,000	Consolidated Communications, Inc. (1 Month USD LIBOR + 3.500%, 0.75% Floor)	8.340	10/2/2027	399,813
250,000	Crown Subsea Communications Holding, Inc. (1 Month USD SOFR + 5.250%, 0.75% Floor)	10.053	4/27/2027	247,110
483,788	CSC Holdings, LLC (1 Month USD SOFR + 2.500%)	7.303	4/15/2027	428,908
487,229	Global Tel*Link Corp. (3 Month USD LIBOR + 4.250%)	9.221	11/29/2025	428,184
185,700	Guardian US Holdco, LLC (1 Month USD SOFR + 4.000%, 0.50% Floor)	8.803	1/31/2030	183,495
95,994	SCRS Acquisition Corp. (3 Month USD LIBOR + 4.500%, 1.00% Floor)	9.453	11/1/2024	68,924
249,370	Zacapa SARL (3 Month USD SOFR + 4.250%, 0.50% Floor)	9.130	3/22/2029	244,606
250,000	Ziggo Financing Partnership (1 Month USD LIBOR + 2.500%)	7.278	4/30/2028	247,396
				2,713,822
	ELECTRIC UTILITIES ― 0.4%
221,007	Brookfield WEC Holdings, Inc. (1 Month USD LIBOR + 2.750%, 0.50% Floor)	7.590	8/1/2025	220,203

	ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 1.8%
346,500	CTC Holdings, LP (6 Month USD SOFR + 5.000%, 0.50% Floor)	10.035	2/18/2029	337,838
246,819	Dcert Buyer, Inc. (3 Month USD LIBOR + 4.000%)	8.792	10/16/2026	242,231
442,927	Ultra Clean Holdings, Inc. (1 Month USD LIBOR + 3.750%)	8.590	8/27/2025	443,826
				1,023,895
	ENERGY EQUIPMENT & SERVICES ― 0.7%
334,153	EnergySolutions, LLC (3 Month USD LIBOR + 3.750%, 1.00% Floor)	8.619	5/11/2025	323,154
211,538	Yak Access, LLC (3 Month USD LIBOR + 5.000%)	10.159	7/11/2025	91,567
				414,721

Ziegler Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)(Continued)

Principal		Current	Maturity
Amount		Rate	Date	Value
	FOOD PRODUCTS ― 2.3%
$244,375	Arterra Wines Canada, Inc. (3 Month USD LIBOR + 3.500%, 0.75% Floor)	8.453%	11/25/2027	$240,037
250,000	Hunter US Bidco, Inc. (3 Month USD LIBOR + 4.250%, 0.50% Floor)	9.165	8/19/2028	245,938
148,916	Naked Juice, LLC (3 Month USD SOFR + 3.250%, 0.50% Floor)	7.916	1/24/2029	131,977
493,866	Pacific Bells, LLC (3 Month USD SOFR + 4.500%, 0.50% Floor)	9.256	11/10/2028	475,758
249,375	Pegasus Bidco BV (3 Month USD SOFR + 4.250%, 0.50% Floor)	9.140	7/12/2029	246,361
				1,340,071
	HEALTH CARE EQUIPMENT & SUPPLIES ― 2.3%
208,457	LifeScan Global Corp. (3 Month USD LIBOR + 6.000%)	11.159	10/1/2024	157,675
483,750	National Seating & Mobility, Inc. (1 Month USD LIBOR + 5.250%)	9.978	11/14/2026	452,548
468,389	Phoenix Guarantor, Inc. (1 Month USD LIBOR + 3.250%)	8.090	3/5/2026	457,265
250,000	Sotera Health Holdings, LLC (1 Month USD SOFR + 3.750%, 0.50% Floor)	8.355	12/13/2026	246,563
				1,314,051
	HEALTH CARE PROVIDERS & SERVICES ― 10.1%
248,125	Accelerated Health Systems, LLC (3 Month USD SOFR + 4.250%, 0.50% Floor)	9.025	2/15/2029	183,168
228,818	ADMI Corp. (1 Month USD LIBOR + 2.750%)	7.590	4/30/2025	220,618
246,250	ADMI Corp. (1 Month USD LIBOR + 3.750%, 0.50% Floor)	8.590	12/23/2027	229,244
717,450	Bracket Intermediate Holding Corp. (3 Month USD LIBOR + 4.250%)	9.234	9/5/2025	708,841
162,927	Confluent Health, LLC (1 Month USD LIBOR + 4.000%, 0.50% Floor)	8.840	11/30/2028	133,193
35,398	Confluent Health, LLC (1 Month USD LIBOR + 4.000%, 0.50% Floor) (3)	8.840	11/30/2028	28,938
731,861	Da Vinci Purchaser Corp. (1 Month USD LIBOR + 4.000%, 1.00% Floor)	8.845	1/8/2027	693,442
204,435	Embecta Corp. (1 Month USD SOFR + 3.000%, 0.50% Floor)	7.803	3/31/2029	201,770
485,778	Eyecare Partners, LLC (1 Month USD SOFR + 3.750%)	8.501	2/20/2027	398,743
247,500	MJH Healthcare Holdings, LLC (1 Month USD SOFR + 3.500%, 0.50% Floor)	8.256	1/28/2029	242,241
364,752	National Mentor Holdings, Inc. (1 Month USD LIBOR + 3.750%, 0.75% Floor)	8.590	3/2/2028	280,759
11,662	National Mentor Holdings, Inc. (3 Month USD LIBOR + 3.750%, 0.75% Floor)	8.736	3/2/2028	8,976
245,625	Pacific Dental Services, Inc. (1 Month USD LIBOR + 3.500%, 0.75% Floor)	8.340	5/5/2028	244,628
491,206	Pathway Vet Alliance, LLC (3 Month USD LIBOR + 3.750%)	8.546	3/31/2027	432,669
300,908	Pediatric Associates Holding Co., LLC (6 Month USD LIBOR + 3.250%, 0.50% Floor)	8.388	12/29/2028	294,983
45,783	Pediatric Associates Holding Co., LLC (1 Month USD LIBOR + 3.250%, 0.50% Floor) (3)	8.090	12/29/2028	44,881
956,750	Radiology Partners, Inc. (1 Month USD LIBOR + 4.250%)	9.090	7/9/2025	775,862
242,555	Upstream Newco, Inc. (1 Month USD SOFR + 4.250%)	9.053	11/20/2026	192,427
734,772	US Renal Care, Inc. (1 Month USD LIBOR + 5.000%)	9.859	7/26/2026	502,400
				5,817,783
	HEALTH CARE TECHNOLOGY ― 2.9%
488,608	Ensemble RCM, LLC (3 Month USD LIBOR + 3.750%)	8.546	8/1/2026	488,730
485,000	Navicure, Inc. (1 Month USD LIBOR + 4.000%)	8.797	10/23/2026	484,168
490,000	Project Ruby Ultimate Parent Corp. (1 Month USD LIBOR + 3.250%, 0.75% Floor)	8.090	3/10/2028	472,806
225,581	Verscend Holding Corp. (1 Month USD LIBOR + 4.000%)	8.840	8/27/2025	225,652
				1,671,356
	HOTELS RESTAURANTS & LEISURE ― 3.2%
480,000	AMC Entertainment Holdings, Inc. (1 Month USD LIBOR + 3.000%)	7.797	4/22/2026	351,300
55,700	Caesars Entertainment, Inc. (1 Month USD SOFR + 3.250%, 0.50% Floor)	8.053	2/6/2030	55,514
967,725	Diamond Sports Group, LLC (1 Month USD SOFR + 3.250%)	8.053	8/24/2026	55,441
199,500	Entain Holdings Gibraltar, Ltd. (1 Month USD SOFR + 3.500%, 0.50% Floor)	8.292	10/31/2029	199,968
248,750	Star Group Holdings B.V. (1 Month USD SOFR + 3.250%, 0.50% Floor)	7.941	7/4/2028	249,086
394,000	Pug, LLC (1 Month USD LIBOR + 4.250%, 0.50% Floor)	9.081	2/13/2027	284,665
496,250	Scientific Games Holdings, LP (1 Month USD SOFR + 3.000%, 0.50% Floor)	7.660	4/14/2029	493,251
149,250	Scientific Games Holdings, LP (3 Month USD SOFR + 3.500%, 0.50% Floor)	8.390	4/4/2029	147,419
				1,836,644
	INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS ― 1.6%
174,852	Array Technologies, Inc. (3 Month USD LIBOR + 3.250%, 0.50% Floor)	8.208	10/14/2027	172,010
839,818	Lightstone Holdco, LLC (1 Month USD SOFR + 5.750%, 1.00% Floor)	10.506	1/30/2027	723,922
47,500	Lightstone Holdco, LLC (1 Month USD SOFR + 5.750%, 1.00% Floor)	10.506	1/30/2027	40,945
				936,877

Ziegler Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)(Continued)

Principal		Current	Maturity
Amount		Rate	Date	Value
	INDUSTRIAL CONGLOMERATES ― 1.6%
$951,068	CD&R Hydra Buyer, Inc. (3 Month USD LIBOR + 4.250%, 1.00% Floor)	9.388%	12/11/2024	$942,746

	INSURANCE ― 3.2%
201,064	Acrisure, LLC (1 Month USD LIBOR + 3.500%)	8.184	2/15/2027	195,115
346,500	AssuredPartners, Inc. (1 Month USD SOFR + 3.500%, 0.50% Floor)	8.303	2/13/2027	343,468
97,750	Asurion, LLC (1 Month USD LIBOR + 3.250%)	8.095	12/23/2026	90,943
248,750	Asurion, LLC (3 Month USD SOFR + 4.000%)	8.811	8/19/2028	230,251
244,397	Baldwin Risk Partners, LLC (1 Month USD LIBOR + 3.500%, 0.50% Floor)	8.340	10/14/2027	239,101
283,936	Broadstreet Partners, Inc. (1 Month USD LIBOR + 3.000%)	7.852	1/27/2027	278,683
491,358	OneDigital Borrower, LLC (3 Month USD SOFR + 4.250%, 0.50% Floor)	9.144	11/16/2027	474,161
				1,851,722
	INTERNET SOFTWARE & SERVICES ― 4.5%
394,990	Arches Buyer, Inc. (1 Month USD LIBOR + 3.250%, 0.50% Floor)	8.081	12/6/2027	373,141
979	Constant Contact, Inc. (1 Month USD LIBOR + 4.000%, 0.75% Floor)	8.840	2/10/2028	927
168,385	Indy US Holdco, LLC (1 Month USD SOFR + 6.250%, 0.50% Floor)	11.077	3/5/2028	146,811
81,615	Indy US Holdco, LLC (1 Month USD SOFR + 6.250%, 0.50% Floor)	11.077	3/5/2028	71,158
305,986	MH Sub I, LLC (1 Month USD LIBOR + 3.750%, 1.00% Floor)	8.528	9/15/2024	301,540
188,882	MH Sub I, LLC (3 Month USD LIBOR + 3.750%)	8.697	9/15/2024	186,094
409,354	Motus Group, LLC (1 Month US LIBOR +4.000%, 0.50% Floor)	8.840	12/10/2028	386,072
493,750	NAB Holdings, LLC (3 Month USD SOFR + 3.000%, 0.50% Floor)	7.894	11/23/2028	487,371
473,750	Research Now Group, Inc. (3 Month USD LIBOR + 5.500%, 1.00% Floor)	10.447	12/20/2024	363,345
249,369	Sovos Compliance, LLC (1 Month USD LIBOR + 4.500%, 0.50% Floor)	9.340	8/12/2028	236,745
61,087	Virtusa Corp. (1 Month USD SOFR + 3.750%, 0.75% Floor)	8.493	2/15/2029	60,515
				2,613,719
	MACHINERY ― 2.5%
343,875	Madison IAQ, LLC (3 Month USD LIBOR + 3.250%, 0.50% Floor)	8.268	6/21/2028	328,100
304,022	Patriot Container Corp. (1 Month USD LIBOR + 3.750%, 1.00% Floor)	8.502	3/20/2025	281,220
697,467	Titan Acquisition, Ltd./Canada (3 Month USD LIBOR + 3.000%)	8.163	3/28/2025	663,322
146,659	TK Elevator US Newco, Inc. (6 Month USD LIBOR + 3.500%, 0.50% Floor)	8.601	7/31/2027	143,271
				1,415,913
	MEDIA ― 5.5%
463,943	AppLovin Corp. (1 Month USD SOFR + 3.250%)	7.993	8/15/2025	463,507
345,625	Ascend Learning, LLC (1 Month USD LIBOR + 3.500%, 0.50% Floor)	8.340	12/10/2028	319,950
487,500	Castle US Holding Corp. (1 Month USD LIBOR + 3.750%)	8.590	1/29/2027	322,013
540,375	CMI Marketing, Inc. (1 Month USD LIBOR + 4.250%, 0.50% Floor)	9.028	3/23/2028	501,198
250,000	Creative Artists Agency, LLC (1 Month USD SOFR + 3.500%)	8.276	11/26/2028	249,558
148,500	Fertitta Entertainment, LLC/NV (1 Month USD SOFR + 4.000%, 0.50% Floor)	8.791	1/27/2029	146,543
222,900	iHeartCommunications, Inc. (1 Month USD LIBOR + 3.250%, 0.50% Floor)	8.011	5/1/2026	198,173
349,335	Terrier Media Buyer, Inc. (1 Month USD LIBOR + 3.500%)	8.340	12/17/2026	310,559
451,836	Univision Communications, Inc. (1 Month USD LIBOR + 3.250%, 0.75% Floor)	8.090	3/24/2026	450,297
195,500	Weld North Education, LLC (1 Month USD LIBOR + 3.750%, 0.50% Floor)	8.528	12/17/2027	195,052
				3,156,850
	METALS & MINING ― 0.7%
103,433	GrafTech Finance, Inc. (1 Month USD LIBOR + 3.000%, 0.50% Floor)	7.778	2/12/2025	103,175
283,183	MRC Global, Inc. (1 Month USD LIBOR + 3.000%)	7.797	9/22/2024	280,529
				383,704
	OIL, GAS & CONSUMABLE FUELS ― 2.5%
473,892	Northriver Midstream Finance, LP (3 Month USD LIBOR + 3.250%)	8.409	10/1/2025	472,953
987,500	Prairie ECI Acquiror, LP (1 Month USD LIBOR + 4.750%)	9.478	3/11/2026	967,750
				1,440,703

Ziegler Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)(Continued)

Principal		Current	Maturity
Amount		Rate	Date	Value
	PHARMACEUTICALS ― 4.0%
$245,000	Alkermes, Inc. (1 Month USD LIBOR + 2.500%, 0.50% Floor)	7.340%	3/12/2026	$240,100
629,680	Alvogen Pharma US, Inc. (3 Month USD SOFR + 7.500%, 1.00% Floor)	12.390	6/30/2025	554,118
955,858	Amneal Pharmaceuticals, LLC (3 Month USD LIBOR + 3.500%)	8.345	5/4/2025	910,904
631,868	Curium Bidco Sarl (3 Month USD LIBOR + 4.250%, 0.75% Floor)	9.388	12/9/2027	614,491
				2,319,613
	PROFESSIONAL SERVICES ― 0.6%
344,556	APX Group, Inc. (3 Month USD LIBOR + 3.250%, 0.50% Floor)	8.340	7/9/2028	343,541
194	APX Group, Inc. (Prime + 2.250%, 0.50% Floor)	8.340	7/9/2028	194
				343,735
	SOFTWARE ― 7.0%
221,200	AthenaHealth Group, Inc. (1 Month USD SOFR + 3.500%, 0.50% Floor)	8.243	2/15/2029	207,651
27,174	AthenaHealth Group, Inc. (1 Month USD SOFR + 3.500%, 0.50% Floor) (3)	8.243	2/15/2029	25,510
773,368	Brave Parent Holdings, Inc. (3 Month USD LIBOR + 4.000%)	9.159	4/19/2025	758,547
643,060	Idera, Inc. (1 Month USD LIBOR + 3.750%, 0.75% Floor)	8.590	3/2/2028	615,328
488,750	LogMeIn, Inc. (1 Month USD LIBOR + 4.750%)	9.590	8/31/2027	281,708
246,875	Magenta Buyer, LLC (1 Month USD LIBOR + 4.750%, 0.75% Floor)	9.602	7/27/2028	204,466
398,000	Mitnick Corporate Purchaser, Inc. (3 Month USD SOFR + 4.750%, 0.50% Floor)	9.447	5/2/2029	376,110
200,000	Open Text Corp. (1 Month USD SOFR + 3.500%, 0.50% Floor)	8.303	1/31/2030	199,729
211,875	Organon & Co. (3 Month USD LIBOR + 3.000%, 0.50% Floor)	7.986	6/2/2028	212,051
389,025	Project Leopard Holdings, Inc. (3 Month USD SOFR + 5.250%, 0.50% Floor)	9.909	7/20/2029	359,909
246,851	Symplr Software, Inc. (1 Month USD SOFR + 4.500%, 0.75% Floor)	9.276	12/22/2027	221,197
235,643	VS Buyer, LLC (1 Month USD LIBOR + 3.000%)	7.840	3/2/2027	233,776
361,125	Zelis Network Solutions, LLC (1 Month USD LIBOR + 3.500%)	8.340	9/30/2026	360,034
				4,056,016
	SPECIALTY RETAIL ― 1.6%
244,375	Harbor Freight Tools USA, Inc. (1 Month USD LIBOR + 2.750%, 0.50% Floor)	7.590	10/19/2027	237,401
273,721	Heartland Dental, LLC (3 Month USD LIBOR + 3.750%)	8.564	4/30/2025	256,661
489,848	MED ParentCo, LP (1 Month USD LIBOR + 4.250%)	9.090	8/31/2026	431,955
				926,017
	TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS ― 1.5%
278,760	LTI Holdings, Inc. (1 Month USD LIBOR + 3.500%)	8.340	9/6/2025	269,874
580,303	Sonicwall US Holdings, Inc. (3 Month USD LIBOR + 3.750%, 0.50% Floor)	8.665	5/16/2025	571,918
				841,792
	WATER UTILITIES ― 0.7%
398,071	AI Aqua Merger Sub, Inc. (1 Month USD SOFR + 3.750%, 0.50% Floor)	8.556	7/30/2028	385,385

	WIRELESS TELECOMMUNICATION SERVICES ― 0.3%
199,491	CCI Buyer, Inc. (3 Month USD SOFR + 4.000%, 0.75% Floor)	8.854	12/17/2027	197,247

	TOTAL BANK LOANS (Cost $58,199,890)			$53,950,273

Ziegler Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)(Continued)

Shares		Value
	COMMON STOCK ― 0.0%
	CONSTRUCTION & ENGINEERING ― 0.0%
53,218	Mcdermott International Ltd. (4)	$19,957
	TOTAL COMMON STOCK (Cost $467,382)	19,957

	EXCHANGE TRADED FUND ― 2.3%
64,690	Invesco Senior Loan ETF	1,345,552
	TOTAL EXCHANGE TRADED FUND (Cost $1,404,104)	1,345,552

	SHORT TERM INVESTMENT ― 0.2%
85,877	Invesco Government & Agency Portfolio Short-Term Investments Trust - Institutional Class, 4.73% (5)	85,877
	TOTAL SHORT TERM INVESTMENT (Cost $85,877)	85,877

	TOTAL INVESTMENTS ― 96.2% (Cost $60,157,253)	55,401,659
	Other Assets in Excess of Liabilities ― 3.8%	2,163,879
	TOTAL NET ASSETS ― 100.0%	$57,565,538

Percentages are stated as a percent of net assets.

(1)	Variable rates securities. Description includes reference rate and spread. Rates reset at each loan payment.
(2)
Rates for Senior Loans will typically have interest rates that redetermine periodically by reference to a base lending rate, plus a spread. Senior Loans that reference SOFR may be subject to a credit spread adjustment particularly to legacy LIBOR bank loans that have transitioned to SOFR as the base lending rate.

(3)	Unfunded or partially unfunded loan commitment. Principal pledged has not been drawn.
(4)	Non income producing.
(5)	Rate quoted is seven-day yield at period end.

The S&P’s industry classification was developed by and/or is the exclusive property of the Standard & Poor's Financial
Services, LLC ("S&P") and has been licensed for use by Ziegler Capital Management, LLC.

The accompanying notes are an integral part of these financial statements.

Ziegler Senior Floating Rate Fund
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2023 (Unaudited)

Assets:
Investments in securities at value (cost $60,157,253)	$55,401,659
Cash	1,179,854
Receivables:
Investment securities sold	1,686,911
Fund shares sold	50,000
Interest	305,659
Prepaid expenses	34,562
Total assets	58,658,645

Liabilities:
Payables:
Investment securities purchased	628,353
Fund shares redeemed	2,307
Distribution payable	37,660
Due to broker	300,000
Due to Investment Adviser	3,137
Distribution Fees	14,587
Accrued expenses and other liabilities (Note 3)	107,063
Total liabilities	1,093,107

Net Assets	$57,565,538

Components of Net Assets:
Paid-in capital	$65,834,301
Accumulated loss	(8,268,763)
Net Assets	$57,565,538

Class A:
Net Assets	$2,370,398
Issued and Outstanding	101,905
Net Asset Value and Redemption Price^	$23.26
Maximum Public Offering Price (based on maximum initial sales charge of 4.25%)	$24.29

Class C:
Net Assets	$2,399,224
Issued and Outstanding	103,667
Net Asset Value, Redemption Price* and Offering Price Per Share	$23.14

Institutional Class:
Net Assets	$52,795,916
Issued and Outstanding	2,273,310
Net Asset Value, Redemption Price and Offering Price Per Share	$23.22

^ Initial sales charge of 4.25% is waived if Class A shares purchased in excess of $1,000,000. The 1.00% CDSC applies when sales charge is waived and shares areredeemed within 18 months of purchase (see Note 3).
* Redemption price per share of Class C shares is NAV reduced by a 1.00% CDSC if shares are redeemed within one year of purchase (see Note 3).

The accompanying notes are an integral part of these financial statements.

Ziegler Senior Floating Rate Fund
STATEMENT OF OPERATIONS
For the Six Months Ended March 31, 2023 (Unaudited)

Investment Income:
Dividend income	$51,921
Interest income	2,585,604
Bank loan fee income	19,041
Total investment income	2,656,566

Expenses:
Advisory fees (Note 3)	196,085
Administration and fund accounting fees (Note 3)	74,775
Transfer agent fees and expenses (Note 3)	33,602
Registration fees	22,462
Distribution fees (Note 6)	17,370
Legal fees	17,293
Audit fees	10,798
Compliance fees (Note 3)	9,447
Custody fees (Note 3)	8,871
Trustee fees (Note 3)	7,984
Insurance fees	3,618
Service fees (Note 6)	2,993
Miscellaneous expenses	3,746
Total expenses	409,044
Expenses waived by the Adviser (Note 3)	(168,462)
Net expenses	240,582
Net investment income	2,415,984

Realized and Unrealized Gain (Loss) on Investments
Net realized loss on investments	(276,988)
Net change in unrealized appreciation (depreciation) on investments	1,038,396
Net realized and unrealized gain on investments	761,408

Net increase in net assets resulting from operations	$3,177,392

The accompanying notes are an integral part of these financial statements.

Ziegler Senior Floating Rate Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended
	March 31, 2023	For the Year Ended
	(Unaudited)	September 30, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$2,415,984	$2,771,117
Net realized loss on investments	(276,988)	(1,379,118)
Net change in unrealized appreciation (depreciation) on investments	1,038,396	(3,998,320)
Net increase (decrease) in net assets resulting from operations	3,177,392	(2,606,321)

Distributions to shareholders:
Net investment income	(2,408,082)	(2,772,317)
Return of capital	-	(8,112)
Total distributions to shareholders	(2,408,082)	(2,780,429)

Capital Transactions:
Net proceeds from shares sold:
Class A Shares	-	375,512
Class C Shares	-	113,000
Institutional Class Shares	881,462	4,023,767
Reinvestment of distributions:
Class A Shares	28,466	39,886
Class C Shares	66,966	70,954
Institutional Class Shares	2,010,522	2,282,859
Cost of shares repurchased:
Class A Shares	(2,266,726)	(205,408)
Class C Shares	(108,183)	(1,804,511)
Institutional Class Shares	(6,003,469)	(7,395,604)
Net decrease in net assets from capital transactions	(5,390,962)	(2,499,545)
Total Decrease in Net Assets	(4,621,652)	(7,886,295)

Net Assets:
Beginning of period	62,187,190	70,073,485
End of period	$57,565,538	$62,187,190

Capital Share Transactions:
Shares sold:
Class A Shares	-	15,459
Class C Shares	-	4,565
Institutional Class Shares	38,031	163,786
Shares reinvested:
Class A Shares	1,226	1,663
Class C Shares	2,901	2,973
Institutional Class Shares	86,790	95,372
Shares repurchased:
Class A Shares	(97,885)	(8,479)
Class C Shares	(4,705)	(73,433)
Institutional Class Shares	(259,250)	(308,485)
Net decrease in shares outstanding	(232,892)	(106,579)

The accompanying notes are an integral part of these financial statements.

Ziegler Senior Floating Rate Fund
FINANCIAL HIGHLIGHTS
Class A Shares
Per Share Data for a Share Outstanding Throughout Each Period Presented.

	For the Six Months
	Ended
	March 31, 2023
	(Unaudited)		September 30, 2022		September 30, 2021	September 30, 2020	September 30, 2019		September 30, 2018
Net Asset Value, Beginning of Year	$22.99		$24.92		$24.34	$25.18	$26.01		$25.87

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.90		0.96		0.84	1.05	1.35		1.22
Net realized and unrealized gain (loss) on investments	0.27		(1.93)		0.58	(0.83)	(0.78)		0.14
Total Gain (Loss) from Investment Operations	1.17		(0.97)		1.42	0.22	0.57		1.36

LESS DISTRIBUTIONS:
From net investment income	(0.90)		(0.96)		(0.84)	(1.05)	(1.35)		(1.14)
From net realized gain on investments	-		-		-	(0.01)	(0.05)		(0.08)
From return of capital	-		-	(2)	-	-	-		-
Total Distributions	(0.90)		(0.96)		(0.84)	(1.06)	(1.40)		(1.22)

Redemption fee proceeds	-		-		-	-	-	(2)	-

Net Asset Value, End of Year	$23.26		$22.99		$24.92	$24.34	$25.18		$26.01

Total Return(3)	5.18%	(4)	(3.97)%		5.90%	0.97%	2.27%		5.37%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$2,370		$4,565		$4,734	$4,746	$5,638		$8,563
Ratio of expenses to average net assets
Before fees waived / reimbursed by the Adviser	1.54%	(5)	1.50%		1.45%	1.43%	1.31%		1.35%
After fees waived / reimbursed by the Adviser	0.99%	(5)	0.99%		0.99%	0.99%	0.99%		0.99%
Ratio of net investment income to average net assets
After fees waived / reimbursed by the Adviser	7.79%	(5)	3.97%		3.38%	4.36%	5.28%		4.69%
Portfolio turnover rate(6)	7%	(4)	26%		40%	41%	61%		35%

(1)	Computed using average shares method.
(2)	Amount represents less than $0.01 per share.
(3)	Performance reported does not reflect sales charges.
(4)	Not Annualized.
(5)	Annualized.
(6)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

The accompanying notes are an integral part of these financial statements.

Ziegler Senior Floating Rate Fund
FINANCIAL HIGHLIGHTS
Class C Shares
Per Share Data for a Share Outstanding Throughout Each Period Presented.

	For the Six Months
	Ended
	March 31, 2023
	(Unaudited)		September 30, 2022		September 30, 2021	September 30, 2020	September 30, 2019	September 30, 2018
Net Asset Value, Beginning of Year	$22.85		$24.78		$24.20	$25.12	$25.96	$25.83

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.81		0.75		0.65	0.87	1.16	1.01
Net realized and unrealized gain (loss) on investments	0.29		(1.91)		0.58	(0.92)	(0.78)	0.16
Total Gain (Loss) from Investment Operations	1.10		(1.16)		1.23	(0.05)	0.38	1.17

LESS DISTRIBUTIONS:
From net investment income	(0.81)		(0.77)		(0.65)	(0.86)	(1.17)	(0.96)
From net realized gain on investments	-		-		-	(0.01)	(0.05)	(0.08)
From return of capital	-	(2)	-	(2)	-	-	-	-
Total Distributions	(0.81)		(0.77)		(0.65)	(0.87)	(1.22)	(1.04)

Net Asset Value, End of Year	$23.14		$22.85		$24.78	$24.20	$25.12	$25.96

Total Return(3)	4.89%	(4)	(4.74)%		5.12%	(0.12)%	1.52%	4.56%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$2,399		$2,410		$4,247	$8,049	$9,894	$2,665
Ratio of expenses to average net assets
Before fees waived / reimbursed by the Adviser	2.29%	(5)	2.25%		2.19%	2.18%	2.07%	2.12%
After fees waived / reimbursed by the Adviser	1.74%	(5)	1.74%		1.74%	1.74%	1.74%	1.74%
Ratio of net investment income to average net assets
After fees waived / reimbursed by the Adviser	7.09%	(5)	3.11%		2.63%	3.60%	4.56%	3.88%
Portfolio turnover rate(6)	7%	(4)	26%		40%	41%	61%	35%

(1)	Computed using average shares method.
(2)	Amount represents less than $0.01 per share.
(3)	Performance reported does not reflect sales charges.
(4)	Not Annualized.
(5)	Annualized.
(6)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

The accompanying notes are an integral part of these financial statements.

Ziegler Senior Floating Rate Fund
FINANCIAL HIGHLIGHTS
Institutional Class Shares
Per Share Data for a Share Outstanding Throughout Each Period Presented.

	For the Six Months
	Ended
	March 31, 2023
	(Unaudited)		September 30, 2022		September 30, 2021	September 30, 2020	September 30, 2019	September 30, 2018
Net Asset Value, Beginning of Year	$22.93		$24.86		$24.28	$25.19	$26.02	$25.88

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.93		1.01		0.90	1.10	1.41	1.25
Net realized and unrealized gain (loss) on investments	0.29		(1.92)		0.58	(0.90)	(0.77)	0.17
Total Gain (Loss) from Investment Operations	1.22		(0.91)		1.48	0.20	0.64	1.42

LESS DISTRIBUTIONS:
From net investment income	(0.93)		(1.02)		(0.90)	(1.10)	(1.42)	(1.20)
From net realized gain on investments	-		-		-	(0.01)	(0.05)	(0.08)
From return of capital	-	(2)	-	(2)	-	-	-	-
Total Distributions	(0.93)		(1.02)		(0.90)	(1.11)	(1.47)	(1.28)

Net Asset Value, End of Year	$23.22		$22.93		$24.86	$24.28	$25.19	$26.02

Total Return	5.41%	(3)	(3.75)%		6.17%	0.93%	2.56%	5.62%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$52,796		$55,212		$61,093	$56,001	$65,542	$80,262
Ratio of expenses to average net assets
Before fees waived / reimbursed by the Adviser	1.30%	(4)	1.26%		1.20%	1.19%	1.08%	1.17%
After fees waived / reimbursed by the Adviser	0.74%	(4)	0.74%		0.74%	0.74%	0.74%	0.74%
Ratio of net investment income to average net assets
After fees waived / reimbursed by the Adviser	8.07%	(4)	4.18%		3.63%	4.57%	5.52%	4.79%
Portfolio turnover rate(5)	7%	(3)	26%		40%	41%	61%	35%

(1)	Computed using average shares method.
(2)	Amount represents less than $0.01 per share.
(3)	Not Annualized.
(4)	Annualized.
(5)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

The accompanying notes are an integral part of these financial statements.

Ziegler FAMCO Hedged Equity Fund
Semi-Annual Report
Period Ending March 31, 2023
(Unaudited)

Dear Shareholder:

We are pleased to present you with the Annual Report for the Ziegler FAMCO Hedged Equity Fund for the six-month period ending March 31, 2023 (the “Reporting Period”).

Market Environment
Despite elevated risk in the market, the S&P 500 managed to produce a strongly positive return during the during the reporting period, coming off the lows of last fall. Economic growth and inflation were stronger than expected as we entered 2023, causing interest rates to continue their rise as the bond market feared more Fed rate increases on the horizon. However, these expectations were reversed in mid-March as a result of the failure of two regional banks and concerns that such failures could become more widespread. Stocks initially declined in response, but on March 13 the Treasury and the Fed announced support for the banking system, and the stock market rallied through the end of the reporting period.

The Consumer Price Index, currently at 5.0% year-over-year, has been steadily declining for nine months and is expected to decline further. Lower energy prices and lower goods prices have helped bring down inflation as supply and demand imbalances have receded. The Global Supply Chain Pressure Index continued to fall during the period and is now back to normal levels. However, the labor market has remained strong and wage growth is still elevated. As a result, inflation is still above the Fed’s preferred level and the prospect of additional rate hikes increases the risk of a recession.

Over the last year, Federal Reserve Chair Jerome Powell and the Federal Open Market Committee (FMOC) transitioned its monetary policy away from the accommodative measures put in place to support the economy during the pandemic and began a rapid tightening cycle that continued through the first quarter of 2023. In light of the FOMC policy changes, the US Treasury 10-year yield rose from 2.32% as of March 31, 2022 to 3.48% as of March 31, 2023, which produced negative total returns for most fixed income investors.

Performance Discussion
During the Reporting Period ending March 31, 2023, the Ziegler FAMCO Hedged Equity Fund (the “Fund”) returned 6.84% while the S&P 500 Index returned 15.63%. The Fund’s standard deviation during the period was less than half of the S&P 500 Index. The Fund’s lower volatility is a result of the collar hedging strategy, which is designed to dampen the daily volatility of the Fund and protect the Fund against large monthly declines in the stock market. The Fund invests in a portfolio of large cap stocks designed to closely follow the performance of the S&P 500 Index, accompanied by an S&P 500 Index-based hedging strategy that includes selling calls and buying puts for immediate downside protection. Though the put strategy provided downside protection during market declines, the sold calls limited the Fund’s upside participation.

Outlook
Despite widespread expectations for recession this year, market valuations are not near recessionary levels, with the forward and trailing PE ratios of the S&P 500 at 18.1 and 20.1, respectively - slightly above the long-term averages. According to Bloomberg, S&P 500 earnings are expected to grow near 10% in each of the next three calendar years, which seems optimistic under current economic conditions. As a result, market valuations and optimistic earnings forecasts remain a risk, particularly if the economy experiences an official recession. Historically, market declines during recessions tend to be worse than non-recessionary market declines, especially when the market starts from an overvalued level.

History suggests that the stress in the banking industry and less lending throughout the economy will result in slower economic growth and lower inflation on the margin, which should make the Fed’s job of curbing inflation a little easier. However, we believe core inflation is still likely to remain above the Fed’s 2% target for all of 2023. As a result, the Fed may need to maintain a strong stance against inflation, thus limiting upside in equity markets and economic growth. Any improvements in growth or financial market performance will likely be met head-on by a Federal Reserve that is determined to keep inflation under control.

If core inflation remains elevated, as most economists expect, we believe the Fed will be vigilant and recession risk will remain well above normal. Geopolitical threats and the upcoming debt limit are additional risks for an outlook already laden with potential pitfalls.

Given the numerous risks on the horizon, 2023 is likely to be another volatile year for financial markets. Continued volatility in stocks with minimal growth and limited upside could also create periods of market declines, favoring hedged equity strategies with long put options. The Fund’s entire stock portfolio is hedged with long puts approximately 3% below month-end market levels, which helps reduce downside risk.  These puts are largely paid for by selling call options above the market. This collar hedging strategy is designed to reduce downside risk and cap market upside, creating “guardrails” around an equity portfolio, with a near cost-neutral hedging strategy.

Given the outlook described above, we believe the Ziegler FAMCO Hedged Equity Fund is an attractive opportunity for investors who want exposure to equities but are concerned about risks which may impact the stock market in the coming years.

We appreciate your investment in the Ziegler FAMCO Hedged Equity Fund.

Sincerely,

Sean Hughes
Senior Portfolio Manager

Davis Rushing                                   Kelly Rushing
Senior Portfolio Manager                  Senior Portfolio Manager

Past Performance Is Not Indicative of Future Performance

Must be preceded or accompanied by a prospectus.

The Ziegler FAMCO Hedged Equity Fund is distributed by Quasar Distributors, LLC.

Mutual fund investing involves risk. Principal loss is possible. There is no assurance that the Ziegler FAMCO Hedged Equity Fund will achieve its investment objectives. Selling covered call or stock index options will limit the fund's gain, if any, on its underlying securities and the fund continues to bear the risk of a decline in the value of its underlying stocks. There is no guarantee that the strategy will achieve its objectives, generate profits or avoid losses. The use of covered call strategies does not ensure profits or guarantee against losses.

Fund holdings are subject to change and should not be considered a recommendation to buy or sell any security. Please see the schedule of investments section in this report for a full listing of the Fund’s holdings.

Opinions expressed are subject to change, are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Investments are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors to varying degrees. Equity securities may rise and decline in value due to both real and perceived market and economic factors as well as general industry conditions. The Fund risk management process includes an effort to monitor and manage risk, but does not imply low risk.

The S&P 500 Index is weighted by market value, and its performance is thought to be representative of the stock market as a whole. The S&P 500 Index was created in 1957, although it has been extrapolated backwards to several decades earlier for performance comparison purposes. This index provides a broad snapshot of the overall U.S. equity market; in fact, over 70% of all U.S. equity is tracked by the S&P 500 Index. The index selects its companies based upon their market size, liquidity, and sector. The S&P 500 Index is a market-weighted index. It is not possible to invest directly in this index.

The Consumer Price Index is an index of the variation in prices paid by typical consumers for retail goods and other items. It is widely used to measure price inflation.

The Global Supply Chain Pressure Index was developed by the Federal Reserve Bank of New York and includes 27 monthly variables reflecting events within supply chains and transportation costs in the maritime and air cargo sectors.

Upside Capture and Downside Capture measure the ratio of one investment’s return to a benchmark.

Standard Deviation is a statistical calculation which measures the variation of a series of returns to the average return. A higher standard deviation indicates a greater variation of returns than a lower standard deviation.

Earnings per share is a company’s or index’s total earnings divided by the number of outstanding shares of the company or the companies that comprise the index.

Forward P/E Ratio or Price-to-Earnings Ratio is the ratio for valuing a company or stock index that measures its current share price relative to its expected earnings per share over the next twelve-months.

Ziegler FAMCO Hedged Equity Fund
ALLOCATION OF PORTFOLIO HOLDINGS
(Calculated as a percentage of Total Investments)
March 31, 2023 (Unaudited)

MANUFACTURING
46.5%
INFORMATION
13.8%
FINANCE AND INSURANCE
11.4%
RETAIL TRADE
8.0%
ADMINISTRATIVE AND SUPPORT AND WASTE MANAGEMENT AND REMEDIATION SERVICES
3.9%
MINING, QUARRYING, AND OIL AND GAS EXTRACTION
3.0%
REAL ESTATE AND RENTAL AND LEASING
2.9%
UTILITIES
2.5%
ACCOMMODATION AND FOOD SERVICES
2.1%
WHOLESALE TRADE
2.1%
TRANSPORTATION AND WAREHOUSING
1.2%
MANAGEMENT OF COMPANIES AND ENTERPRISES
0.6%
HEALTH CARE AND SOCIAL ASSISTANCE
0.6%
AGRICULTURE, FORESTRY, FISHING AND HUNTING
0.4%
CONSTRUCTION
0.4%
PROFESSIONAL, SCIENTIFIC, AND TECHNICAL SERVICES
0.3%
SHORT TERM INVESTMENT
0.3%

Ziegler FAMCO Hedged Equity Fund
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS ― 100.3%
	AEROSPACE PRODUCT AND PARTS MANUFACTURING ― 2.1%
836	Boeing Co./The *	$177,591
538	Honeywell International, Inc.	102,823
271	Lockheed Martin Corp.	128,110
2,501	Raytheon Technologies Corp.	244,923
		653,447
	AGRICULTURAL IMPLEMENT MANUFACTURING ― 0.3%
227	Deere & Co.	93,724

	AUTOMOBILE AND LIGHT DUTY MOTOR VEHICLE MANUFACTURING ― 2.0%
7,247	Ford Motor Co.	91,312
2,569	Tesla, Inc. *	532,965
		624,277
	AUTOMOBILE DEALERS ― 0.1%
479	CarMax, Inc. *	30,790

	BEVERAGE AND FOOD ― 0.4%
1,096	Brown-Forman Corp. - Class B	70,440
287	Constellation Brands, Inc.	64,830
		135,270
	BREAKFAST CEREAL MANUFACTURING ― 0.2%
797	General Mills, Inc.	68,112

	BUSINESS SUPPORT SERVICES ― 0.5%
632	Fidelity National Information Services, Inc.	34,337
218	MSCI, Inc.	122,012
		156,349
	CLOTHING STORES ― 0.1%
405	TJX Cos., Inc./The	31,736

	COMMERCIAL BANKING ― 3.2%
8,897	Bank of America Corp.	254,455
2,116	Citigroup, Inc.	99,219
4,110	First Republic Bank/CA	57,499
2,734	JPMorgan Chase & Co.	356,269
183	M&T Bank Corp.	21,881
2,084	US Bancorp	75,128
3,822	Wells Fargo & Co.	142,866
		1,007,317
	COMPUTER AND PERIPHERAL EQUIPMENT MANUFACTURING ― 7.9%
13,736	Apple, Inc.	2,265,066
1,203	International Business Machines Com.	157,701
1,188	Seagate Technology Holdings PLC (1)	78,551
		2,501,318
	COMPUTER SYSTEMS DESIGN AND RELATED SERVICES ― 0.7%
104	Paycom Software, Inc. *	31,617
210	ServiceNow, Inc. *	97,591
205	Synopsys, Inc. *	79,181
		208,389
	CONSTRUCTION MACHINERY MANUFACTURING ― 0.6%
859	Caterpillar, Inc.	196,574

Ziegler FAMCO Hedged Equity Fund
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)(Continued)

Shares		Value
	COSMETICS, BEAUTY SUPPLIES AND PERFUME STORES ― 0.2%
748	Bath & Body Works, Inc.	$27,362
211	Estee Lauder Cos., Inc./The - Class A	52,003
		79,365
	COURIERS AND EXPRESS DELIVERY SERVICES ― 0.6%
301	FedEx Corp.	68,775
660	United Parcel Service, Inc. - Class B	128,034
		196,809
	CREDIT CARD ISSUING ― 0.4%
478	American Express Co.	78,846
622	Capital One Financial Corp.	59,812
		138,658
	CRUDE PETROLEUM EXTRACTION ― 0.2%
1,354	APA Corp.	48,825

	DATA PROCESSING, HOSTING AND RELATED SERVICES ― 0.5%
173	FactSet Research Systems, Inc.	71,811
816	Fiserv, Inc. *	92,232
		164,043
	DIAGNOSTIC IMAGING CENTERS ― 0.2%
475	Quest Diagnostics, Inc.	67,203

	DIRECT INSURANCE (EXCEPT LIFE, HEALTH AND MEDICAL) CARRIERS ― 1.8%
1,583	Berkshire Hathaway, Inc. - Class B *	488,783
424	Chubb Ltd. (1)	82,332
		571,115
	DIRECT LIFE, HEALTH AND MEDICAL INSURANCE CARRIERS ― 2.4%
1,943	American International Group, Inc.	97,849
1,187	Centene Corp. *	75,030
95	Humana, Inc.	46,119
1,143	UnitedHealth Group, Inc.	540,170
		759,168
	ELECTRIC POWER GENERATION, TRANSMISSION AND DISTRIBUTION ― 1.3%
924	Ameren Corp.	79,824
1,278	Constellation Energy Corp.	100,323
2,279	Evergy, Inc.	139,293
149	First Solar, Inc. *	32,408
859	Pinnacle West Capital Corp.	68,067
		419,915
	ELECTRICAL EQUIPMENT MANUFACTURING ― 0.2%
534	Generac Holdings, Inc. *	57,677

	ELECTRONIC SHOPPING AND MAIL-ORDER HOUSES ― 2.8%
8,083	Amazon.com, Inc. *	834,893
349	Etsy, Inc. *	38,854
		873,747
	EMPLOYMENT SERVICES ― 0.2%
818	Robert Half International, Inc.	65,906

	ENGINE, TURBINE AND POWER TRANSMISSION EQUIPMENT ― 0.5%
1,626	General Electric Co.	155,446

Ziegler FAMCO Hedged Equity Fund
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)(Continued)

Shares		Value
	FINANCIAL TRANSACTIONS PROCESSING, RESERVE AND CLEARINGHOUSE ACTIVITIES ― 2.5%
835	Mastercard, Inc.	$303,447
1,458	PayPal Holdings, Inc. *	110,721
1,606	Visa, Inc. - Class A	362,088
		776,256
	FOOTWEAR MANUFACTURING ― 0.5%
1,230	NIKE, Inc. - Class B	150,847

	GENERAL MEDICAL AND SURGICAL HOSPITALS ― 0.3%
295	HCA Healthcare, Inc.	77,786

	GENERAL MERCHANDISE STORES, INCLUDING WAREHOUSE CLUBS AND SUPERCENTERS ― 1.4%
443	Costco Wholesale Corp.	220,113
1,532	Walmart, Inc.	225,894
		446,007
	GOLD ORE MINING ― 0.1%
674	Newmont Corp.	33,039

	GROCERY AND RELATED PRODUCT MERCHANT WHOLESALERS ― 0.6%
1,929	Kroger Co./The	95,235
1,378	Sysco Corp.	106,423
		201,658
	HOME CENTERS ― 1.7%
1,204	Home Depot, Inc./The	355,325
952	Lowe's Cos., Inc.	190,371
		545,696
	HOTELS (EXCEPT CASINO HOTELS) AND MOTELS ― 0.5%
1,045	Marriott International Inc./MD - Class A	173,512

	HOUSEHOLD APPLIANCE MANUFACTURING ― 0.3%
1,304	A O Smith Corp.	90,172

	HOUSEHOLD APPLIANCES AND ELECTRICAL AND ELECTRONIC GOODS MERCHANT WHOLESALERS ― 0.6%
2,973	Johnson Controls International PLC (1)	179,033

	INDUSTRIAL GAS MANUFACTURING ― 0.6%
394	CF Industries Holdings, Inc.	28,561
472	Linde PLC (1)	167,768
		196,329
	INDUSTRIAL MACHINERY MANUFACTURING ― 0.6%
797	Applied Materials, Inc.	97,895
1,836	Pentair PLC (1)	101,476
		199,371
	INSURANCE AGENCIES AND BROKERAGES ― 0.9%
531	Aon PLC - Class A (1)	167,419
432	Assurant, Inc.	51,870
374	Marsh & McLennan Cos., Inc.	62,290
		281,579
	INSURANCE CARRIERS ― 0.6%
3,049	Aflac, Inc.	196,721

Ziegler FAMCO Hedged Equity Fund
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)(Continued)

Shares		Value
	INTERNET PUBLISHING AND BROADCASTING AND WEB SEARCH PORTALS ― 5.4%
6,683	Alphabet, Inc. - Class A *	$693,227
4,183	Alphabet, Inc. - Class C *	435,032
2,038	Meta Platforms, Inc. - Class A *	431,934
408	Netflix, Inc. *	140,956
		1,701,149
	INVESTMENT BANKING AND SECURITIES DEALING ― 1.7%
1,868	Charles Schwab Corp./The	97,846
495	Goldman Sachs Group, Inc./The	161,920
1,773	Morgan Stanley	155,669
353	S&P Global, Inc.	121,704
		537,139
	LESSORS OF REAL ESTATE PROPERTY ― 2.4%
579	American Tower Corp.	118,313
824	Camden Property Trust	86,388
546	Crown Castle International Corp.	73,077
551	Digital Realty Trust, Inc.	54,169
84	Equinix, Inc.	60,567
3,886	Healthpeak Properties, Inc.	85,375
429	Prologis, Inc.	53,526
1,288	Realty Income Corp.	81,556
256	SBA Communications Corp.	66,834
1,272	Welltower, Inc.	91,190
		770,995
	MACHINERY, EQUIPMENT AND SUPPLIES MERCHANT WHOLESALERS ― 0.5%
3,073	Fastenal Co.	165,758

	MANAGEMENT CONSULTING SERVICES ― 0.5%
521	Accenture PLC - Class A (1)	148,907

	MANAGEMENT OF COMPANIES AND ENTERPRISES ― 1.2%
1,913	Dominion Energy, Inc.	106,956
907	Duke Energy Corp.	87,498
2,456	NextEra Energy, Inc.	189,309
		383,763
	MATERIALS ― 0.2%
1,304	Mosaic Co./The	59,828

	MEDICAL EQUIPMENT AND SUPPLIES MANUFACTURING ― 1.9%
681	Becton Dickinson and Co.	168,575
4,062	Boston Scientific Corp. *	203,222
1,230	Edwards Lifesciences Corp. *	101,758
396	Stryker Corp.	113,046
		586,601
	METAL ORE MINING ― 0.4%
2,885	Freeport-McMoRan, Inc.	118,025

	METAL VALVE MANUFACTURING ― 0.3%
1,580	Masco Corp.	78,558

	MISCELLANEOUS DURABLE GOODS MERCHANT WHOLESALERS ― 0.1%
98	Pool Corp.	33,559

Ziegler FAMCO Hedged Equity Fund
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)(Continued)

Shares		Value
	MOTION PICTURE AND VIDEO PRODUCTION ― 0.9%
2,652	Fox Corp. - Class A	$90,301
1,870	Walt Disney Co. *	187,243
		277,544
	MOTOR VEHICLE AND MOTOR VEHICLE PARTS AND SUPPLIES MERCHANT WHOLESALERS ― 0.3%
1,403	Copart, Inc. *	105,520

	NAVIGATIONAL, MEASURING, ELECTROMEDICAL AND CONTROL INSTRUMENTS MANUFACTURING ― 3.8%
593	Agilent Technologies, Inc.	82,036
845	Danaher Corp.	212,974
277	IDEXX Laboratories, Inc. *	138,522
251	L3Harris Technologies, Inc.	49,256
1,068	Medtronic PLC (1)	86,102
143	Northrop Grumman Corp.	66,026
78	Roper Technologies, Inc.	34,374
1,212	Teradyne, Inc.	130,302
476	Thermo Fisher Scientific, Inc.	274,352
721	Trane Technologies PLC (1)	132,649
		1,206,593
	OIL AND GAS EXTRACTION ― 0.5%
528	Devon Energy Corp.	26,722
1,027	EQT Corp.	32,772
1,016	Phillips 66	103,002
		162,496
	OTHER CONVERTED PAPER PRODUCT MANUFACTURING ― 0.3%
762	Kimberly-Clark Corp.	102,276

	OTHER FINANCIAL INVESTMENT ACTIVITIES ― 0.1%
44	BlackRock, Inc.	29,441

	OTHER INFORMATION SERVICES ― 0.3%
1,332	CoStar Group, Inc. *	91,708

	OTHER PLASTICS PRODUCT MANUFACTURING ― 0.3%
981	3M Co.	103,113

	OTHER TRAVEL ARRANGEMENT AND RESERVATION SERVICES ― 0.3%
38	Booking Holdings, Inc. *	100,792

	OUTPATIENT CARE CENTERS ― 0.1%
445	DaVita, Inc. *	36,094

	PAPERBOARD MILLS ― 0.2%
560	Packaging Corp. of America	77,745

	PETROLEUM REFINERIES ― 3.2%
1,490	Chevron Corp.	243,108
2,447	ConocoPhillips	242,767
4,054	Exxon Mobil Corp.	444,562
1,333	Occidental Petroleum Corp.	83,219
		1,013,656

Ziegler FAMCO Hedged Equity Fund
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)(Continued)

Shares		Value
	PHARMACEUTICAL AND MEDICINE MANUFACTURING ― 6.5%
1,289	Abbott Laboratories	$130,524
1,268	AbbVie, Inc.	202,081
1,504	Bristol-Myers Squibb Co.	104,242
815	Eli Lilly & Co.	279,887
1,179	Gilead Sciences, Inc.	97,822
1,971	Johnson & Johnson	305,505
2,080	Merck & Co., Inc.	221,291
300	Moderna, Inc. *	46,074
5,788	Pfizer, Inc.	236,150
100	Regeneron Pharmaceuticals, Inc. *	82,167
305	Vertex Pharmaceuticals, Inc. *	96,096
308	West Pharmaceutical Services, Inc.	106,713
887	Zoetis, Inc.	147,632
		2,056,184
	PHARMACIES AND DRUG STORES ― 0.3%
1,443	CVS Health Corp.	107,229

	PIPELINE TRANSPORTATION OF NATURAL GAS ― 0.1%
1,551	Williams Cos., Inc./The	46,313

	PROFESSIONAL AND COMMERCIAL EQUIPMENT AND SUPPLIES MERCHANT WHOLESALERS ― 0.2%
881	Henry Schein, Inc. *	71,837

	RADIO AND TELEVISION BROADCASTING AND WIRELESS COMMUNICATIONS EQUIPMENT MANUFACTURING ― 0.6%
350	Motorola Solutions, Inc.	100,146
791	QUALCOMM, Inc.	100,915
		201,061
	RAIL TRANSPORTATION ― 0.2%
361	Norfolk Southern Corp.	76,532

	RESIDENTIAL BUILDING CONSTRUCTION ― 0.4%
1,223	Lennar Corp.	128,550

	RESTAURANTS AND OTHER EATING PLACES ― 1.3%
756	McDonald's Corp.	211,385
2,033	Starbucks Corp.	211,696
		423,081
	SECURITIES AND COMMODITY EXCHANGES ― 0.6%
501	CME Group, Inc.	95,952
843	Intercontinental Exchange, Inc.	87,916
		183,868

Ziegler FAMCO Hedged Equity Fund
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)(Continued)

Shares		Value
	SEMICONDUCTOR AND OTHER ELECTRONIC COMPONENT MANUFACTURING ― 6.1%
1,574	Advanced Micro Devices, Inc. *	$154,268
1,669	Amphenol Corp. - Class A	136,391
603	Analog Devices, Inc.	118,924
349	Broadcom, Inc.	223,896
5,639	Intel Corp.	184,226
155	Lam Research Corp.	82,169
1,039	Micron Technology, Inc.	62,693
2,450	NVIDIA Corp.	680,536
175	NXP Semiconductors NV (1)	32,633
1,216	ON Semiconductor Corp. *	100,101
509	Skyworks Solutions, Inc.	60,052
495	Texas Instruments, Inc.	92,075
		1,927,964
	SNACK FOOD MANUFACTURING ― 0.4%
2,002	Mondelez International, Inc.	139,579

	SOAP AND CLEANING COMPOUND MANUFACTURING ― 1.5%
364	Air Products and Chemicals, Inc.	104,544
1,390	Colgate-Palmolive Co.	104,459
1,794	Procter & Gamble Co./The	266,750
		475,753
	SOFT DRINK AND ICE MANUFACTURING ― 1.6%
2,962	Coca-Cola Co./The	183,733
1,737	Pepsico, Inc.	316,655
		500,388
	SOFTWARE PUBLISHERS ― 9.4%
1,161	Activision Blizzard, Inc.	99,370
534	Adobe, Inc. *	205,788
370	Autodesk, Inc. *	77,019
526	Cadence Design Systems, Inc. *	110,507
370	Intuit, Inc.	164,957
6,761	Microsoft Corp.	1,949,196
1,548	Oracle Corp.	143,840
1,084	Salesforce.com, Inc. *	216,562
		2,967,239
	SOYBEAN AND OTHER OILSEED PROCESSING ― 0.2%
664	Archer-Daniels-Midland Co.	52,894

	STEEL PRODUCT MANUFACTURING FROM PURCHASED STEEL ― 0.3%
757	Steel Dynamics, Inc.	85,586

	SUPPORT ACTIVITIES FOR CROP PRODUCTION ― 0.4%
2,266	Corteva, Inc.	136,662

	SUPPORT ACTIVITIES FOR MINING ― 0.5%
3,325	Schlumberger NV (1)	163,258

	SURGICAL APPLIANCE AND SUPPLIES MANUFACTURING ― 0.3%
365	Intuitive Surgical, Inc. *	93,247

	TELEPHONE APPARATUS MANUFACTURING ― 0.8%
5,094	Cisco Systems, Inc.	266,289

Ziegler FAMCO Hedged Equity Fund
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)(Continued)

Shares				Value
		TOBACCO MANUFACTURING ― 0.7%
870		Altria Group, Inc.		$38,819
1,733		Philip Morris International, Inc.		168,535
				207,354
		TRANSPORTATION ― 0.2%
2,401		CSX Corp.		71,886

		TRAVELER ACCOMMODATION ― 0.3%
2,062		MGM Resorts International		91,594

		WATER, SEWAGE AND OTHER SYSTEMS ― 0.4%
772		American Water Works Co., Inc.		113,090

		WIRED AND WIRELESS TELECOMMUNICATIONS CARRIERS ― 1.6%
5,489		AT&T, Inc.		105,663
4,824		Comcast Corp. - Class A		182,878
420		T-Mobile US, Inc. *		60,833
3,668		Verizon Communications, Inc.		142,649
				492,023

		TOTAL COMMON STOCKS (Cost $27,386,972)		$31,823,907

Contracts			Notional ($)	Value
		PURCHASED OPTION ― 0.7%
		Put Option ― 0.7%
78		S&P 500 Index at $3,960, Expires April 28, 2023	32,052,618	225,888
		TOTAL PURCHASED OPTION (Premiums paid $257,558)		225,888

Shares
		SHORT TERM INVESTMENT ― 0.8%
245,895		Invesco Government & Agency Portfolio Short-Term Investments Trust - Institutional Class, 4.73% (2)		245,895
		TOTAL SHORT TERM INVESTMENT (Cost $245,895)		245,895

		TOTAL INVESTMENTS ― 101.8% (Cost $27,890,425)		32,295,690
		Liabilities in Excess of Other Assets ― (1.8)%		(566,326)
		TOTAL NET ASSETS ― 100.0%		$31,729,364

Contracts
		WRITTEN OPTION ― (1.1)%
		Call Option ― (1.1)%
(78)		S&P 500 Index at $4,175, Expires April 28, 2023	(32,052,618)	(357,240)
		TOTAL WRITTEN OPTION (Premiums received $280,642)		$(357,240)

	*	Non Income Producing.
	(1)	Foreign Issued Security
	(2)	Rate quoted is seven-day yield at period end.

	Abbreviations used in this schedule:
	PLC ― Public Limited Company

The accompanying notes are an integral part of these financial statements.

Ziegler FAMCO Hedged Equity Fund
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2023 (Unaudited)

Assets:
Investments in securities at value (cost $27,890,425)	$32,295,690
Cash	3,121
Receivables:
Investment securities sold	280,717
Due from Investment Adviser	3,730
Dividends and interest	24,707
Prepaid expenses	16,280
Total assets	32,624,245

Liabilities:
Written options, at value (premiums received $280,642)	357,240
Payables:
Fund shares redeemed	32,088
Investment securities purchased	432,593
Accrued expenses and other liabilities (Note 3)	72,960
Total liabilities	894,881

Net Assets	$31,729,364

Components of Net Assets:
Paid-in capital	$30,124,105
Accumulated gain	1,605,259
Net Assets	$31,729,364

Institutional Class:
Net Assets	$31,729,364
Issued and Outstanding	3,068,784
Net Asset Value, Redemption Price and Offering Price Per Share	$10.34

The accompanying notes are an integral part of these financial statements.

Ziegler FAMCO Hedged Equity Fund
STATEMENT OF OPERATIONS
For the Six Months Ended March 31, 2023 (Unaudited)

Investment Income:
Dividend income (Net of foreign taxes withheld of $274)	$293,193
Interest income	3,983
Total investment income	297,176

Expenses:
Advisory fees (Note 3)	101,137
Administration and fund accounting fees (Note 3)	49,951
Legal fees	16,015
Service fees (Note 6)	15,909
Registration fees	11,714
Compliance fees (Note 3)	9,143
Audit fees	8,927
Transfer agent fees and expenses (Note 3)	8,886
Trustee fees (Note 3)	7,984
Custody fees (Note 3)	4,438
Insurance fees	2,903
Shareholder reporting fees	619
Miscellaneous expenses	5,900
Total expenses	243,526
Expenses waived and reimbursed by the Adviser (Note 3)	(125,532)
Net expenses	117,994
Net investment income	179,182

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(2,419,528)
Written Options	516,269
Net realized loss	(1,903,259)
Net unrealized gain (loss) on:
Investments	4,531,616
Written Options	(170,642)
Net change in unrealized appreciation (depreciation)	4,360,974
Net realized and unrealized gain on investments and written options	2,457,715

Net increase in net assets resulting from operations	$2,636,897

The accompanying notes are an integral part of these financial statements.

Ziegler FAMCO Hedged Equity Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$179,182	$301,401
Net realized gain (loss) on investments and written options	(1,903,259)	2,372,467
Net change in unrealized appreciation (depreciation) on investments and written options	4,360,974	(6,530,811)
Net increase (decrease) in net assets resulting from operations	2,636,897	(3,856,943)

Distributions to shareholders:
Distributable earnings	(939,036)	(158,957)
Total distributions to shareholders	(939,036)	(158,957)

Capital Transactions:
Net proceeds from shares sold	126,155	3,172,311
Reinvestment of distributions	879,471	147,096
Cost of shares repurchased	(5,171,987)	(6,197,003)
Net decrease in net assets from capital transactions	(4,166,361)	(2,877,596)
Total decrease in Net Assets	(2,468,500)	(6,893,496)

Net Assets:
Beginning of period	34,197,864	41,091,360
End of period	$31,729,364	$34,197,864

Capital Share Transactions:
Shares sold	12,297	289,662
Shares reinvested	88,212	12,892
Shares repurchased	(509,736)	(581,593)
Net decrease in shares outstanding	(409,227)	(279,039)

The accompanying notes are an integral part of these financial statements.

Ziegler FAMCO Hedged Equity Fund
FINANCIAL HIGHLIGHTS
Institutional Class
Per Share Data for a Share Outstanding for Each Year End Presented.

	For the Six Months
	Ended
	March 31, 2023
	(Unaudited)		September 30, 2022	September 30, 2021		September 30, 2020	September 30, 2019	September 30, 2018
Net Asset Value, Beginning of Year	$9.83		$10.94	$9.71		$10.16	$10.58	$10.47

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.05		0.08	0.05		0.10	0.15	0.13
Net realized and unrealized gain (loss) on investments	0.74		(1.15)	1.21		(0.17)	0.07	0.35
Total Gain (Loss) from Investment Operations	0.79		(1.07)	1.26		(0.07)	0.22	0.48

LESS DISTRIBUTIONS:
From net investment income	(0.07)		(0.04)	(0.03)		(0.10)	(0.20)	(0.13)
From net realized gain on investments	(0.21)		-	-		-	(0.11)	(0.24)
From return of capital	-		-	-		(0.28)	(0.33)	-
Total Distributions	(0.28)		(0.04)	(0.03)		(0.38)	(0.64)	(0.37)

Net Asset Value, End of Year	$10.34		$9.83	$10.94		$9.71	$10.16	$10.58

Total Return	6.84%	(2)	(9.81)%	13.01%		(0.54)%	2.43%	4.74%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$31,729		$34,198	$41,091		$24,090	$25,917	$21,810
Ratio of expenses to average net assets
Before fees waived / reimbursed by the Adviser	1.44%	(3)	1.33%	1.49%		1.73%	1.63%	2.02%
After fees waived / reimbursed by the Adviser	0.70%	(3)	0.70%	1.11%	(4)	1.15%	1.15%	1.15%
Ratio of net investment income to average net assets
After fees waived / reimbursed by the Adviser	1.06%	(3)	0.75%	0.49%	(4)	1.13%	1.53%	1.30%
Portfolio turnover rate	25%	(2)	77%	82%		90%	96%	74%

(1)	Computed using average shares method.
(2)	Not Annualized.
(3)	Annualized.
(4)	Effective ratio for the period. Expense Cap lowered on 9/1/2021 from 1.15% to 0.70%. (Note 3)

The accompanying notes are an integral part of these financial statements.

Ziegler Funds
NOTES TO FINANCIAL STATEMENTS
March 31, 2023 (Unaudited)

Note 1 – Organization

The Ziegler Senior Floating Rate Fund (the “Floating Rate Fund”) and the Ziegler FAMCO Hedged Equity Fund (the “FAMCO Fund”), each a Fund and together, the “Funds” are separate series of the Trust for Advised Portfolios (the “Trust”). The Trust was organized on August 28, 2003, as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. Ziegler Capital Management, LLC (“the Adviser” or “Ziegler”) serves as the investment manager to the Funds.  Pretium Credit Management LLC (“Pretium”) serves as the Sub-Advisor to the Floating Rate Fund. USCA Asset Management LLC (“USCA”) serves as the Sub-Adviser to the FAMCO Fund.

On December 18, 2020, pursuant to an Agreement and Plan of Reorganization (the ‘‘Reorganization’’) previously approved by the USCA Fund Trust, the shareholders of the USCA Premium Buy-Write Fund (the ‘‘Predecessor Fund’’) and the Trust’s Board of Trustees (the “Trustees” or “Board”), all of the assets and liabilities of the Predecessor Fund were transferred into a corresponding series (the “Successor Fund”) of the Trust in exchange for shares of the Successor Fund. USCA served as the investment adviser to the Predecessor Fund.

The Reorganization was a tax-free event to the Funds’ shareholders and the primary investment objective of the Successor Fund is the same as that of its Predecessor Fund. The Predecessor Fund was deemed to be the accounting survivor for financial reporting purposes, and as a result, the financial statements and financial highlights reflect the operations of the Predecessor Fund for periods prior to the Reorganization date. The Predecessor Fund’s fiscal year end of September 30 was also adopted by the Successor Fund.

The Funds are each registered as a diversified investment series of the Trust.  The investment objective of the Floating Rate Fund is to provide total return, comprised of current income and capital appreciation by investing in senior secured floating rate loans and other senior secured floating rate debt instruments, and in other instruments that have economic characteristics similar to such instruments. The Fund commenced operations on April 1, 2016.  The FAMCO Fund seeks growth of capital and income. The Predecessor Fund commenced operations on November 29, 2016.

The Floating Rate Fund offers three classes of shares, Class A, Class C and Institutional Class; the FAMCO Fund offers an Institutional Class. Each Fund has an unlimited number of shares of beneficial interest, with no par value and represents an equal pro rata interest in each Fund, except the difference of class specific expenses, which reflects the difference in the range of services provided to each class. Income and expenses (other than those attributable to a specific class), and realized and unrealized gains and losses on investments are allocated to each class based on relative net assets on a daily basis.

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The Funds are each considered an investment company under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The presentation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period reported. Actual results may differ from those estimates.

(a) Securities Valuation – Equity investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Funds are valued at the last sale price in the over-the-counter (“OTC”) market. If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Ziegler Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2023 (Unaudited)

Fixed income securities are valued using prices provided by an independent pricing service approved by the Board of Trustees (the “Board”). Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations.

The fair value of bank loans is generally valued using recently executed transactions, market price quotations (where observable) and market observable credit default swap levels. Fair value is based on the average of one or more broker quotes received. When quotations are unobservable, proprietary valuation models and default recovery analysis methods are employed. Bank debt is generally categorized in Level 2 or 3 of the fair value hierarchy, depending on the use and availability of observable inputs.

Options are valued using composite pricing via the National Best Bid and Offer quotes. Composite pricing looks at the last trade on the exchange where the option is traded. If there are no trades for an option on a given business day, as of closing, the Fund will value the option at the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

When reliable market quotations are not readily available or a pricing service does not provide a valuation (or provides a valuation that in the judgment of the Adviser does not represent the security’s fair value) or when, in the judgment of the Adviser, events have rendered the market value unreliable, a security is fair valued in good faith by the Adviser under procedures approved by the Board.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad levels and described below:

Level 1 – quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 – observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. The inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to fair value the Funds’ investments in each category investment type as of March 31, 2023:

Floating Rate Fund
Description	Level 1	Level 2	Level 3	Total
Assets:
Bank Loans	$-	$53,950,273	$-	$53,950,273
Common Stock	-	19,957	-	19,957
Exchange Traded Fund	1,345,552	-	-	1,345,552
Short-Term Investment	85,877	-	-	85,877
Total	$1,431,429	$53,970,230	$-	$55,401,659

Ziegler Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2023 (Unaudited)

FAMCO Fund
Description	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$31,823,907	$-	$-	$31,823,907
Purchased Option	225,888	-	-	225,888
Short-Term Investment	245,895	-	-	245,895
Total	$32,295,690	$-	-	$32,295,690
Liabilities:
Written Options	$(357,240)	$-	$-	$(357,240)
Total	$(357,240)	$-	$-	$(357,240)

See the Schedule of Investments for further detail of investment classifications.

(b) Derivatives Investments - The FAMCO Fund invests in certain derivatives, as detailed below, to meet its investment objectives.

The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund by investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

The following provides more information on specific types of derivatives and activity in the Fund. The use of derivative instruments by the Fund for the six months ended March 31, 2023 was related to the use of purchased and written options. The Fund sells (writes) call options on a majority of these stocks and ETFs, or a representative index, such as the S&P 500, in seeking to shield the Fund from some of the risk associated with these investments and to generate additional returns to the extent of the call option premium received. The Fund may also purchase and sell exchange traded put options, employing an option overlay known as a “Put/Spread” strategy in order to provide additional downside protection and risk-reduction. The options may be based on the S&P 500 Index or on ETFs that replicate the S&P 500 Index (S&P 500 ETFs). The combination of the diversified portfolio of equity securities, the downside protection from index put spread and the income from the call options is intended to provide the Fund with a portion of the returns associated with equity market investments while exposing investors to less risk than traditional long-only equity strategies (strategies that do not employ call or put options).

As the seller of a call option, the Fund receives cash (the “premium”) from the purchaser. The purchaser of a call option has the right to any appreciation in the value of the index over a fixed price (the “exercise price”) on a certain date in the future (the “expiration date”). If the purchaser does not exercise the option, the Fund retains the premium. If the purchaser exercises the option, the Fund pays the purchaser the difference between the value of the index and the exercise price of the option. The premium, the exercise price and the value of the index determine the gain or loss realized by the Fund as the seller of the index call option.

Ziegler Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2023 (Unaudited)

The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of March 31, 2023:

FAMCO Fund

Statement of Assets and Liabilities Location
Assets
Risk Exposure Category	Investments(1)
Equity	$225,888
Total	$225,888

Liabilities
Risk Exposure Category	Written Options
Equity	$(357,240)
Total	$(357,240)

(1)	Includes purchased options

The following table sets forth the Fund’s realized and unrealized gain (loss), as reflected in the Statement of Operations, by primary risk exposure and by type of derivative contract for the six months ended March 31, 2023:

Amount of Realized Gain (Loss) on Derivatives
Risk Exposure Category	Investments(1)	Written Options
Equity	$(2,659,361)	$516,269
Total	$(2,659,361)	$516,269

Change in Unrealized Gain (Loss) on Derivatives
Risk Exposure Category	Investments(1)	Written Options
Equity	$(125,715)	$(170,642)
Total	$(125,715)	$(170,642)

(1)	Includes purchased options

The FAMCO Fund had outstanding purchased and written option contracts as listed on the Schedule of Investments as of March 31, 2023. The fair market value of purchased options is included in Investments in securities, and written options is reported separately on the Statement of Assets and Liabilities. For the six months ended March 31, 2023, the month-end average number of purchased and written option contracts for the FAMCO Fund was 84 and (84), respectively.

(c) Federal Income Taxes - The Funds have elected to be taxed as a Regulated Investment Companies (“RIC”) under the U.S. Internal Revenue Code of 1986, as amended, and intend to maintain this qualification and to distribute substantially all of the net taxable income to shareholders. Therefore, no provision is made for federal income taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purpose, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Ziegler Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2023 (Unaudited)

As of and during the six months ended March 31, 2023, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as interest expense and other expense for penalties in the statement of operations. During the period, the Funds did not incur any interest or tax penalties. Each Fund’s income tax returns are subject to examination by the tax authorities in the United States for a period of three years after they are filed.  The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders – The Funds record distributions to shareholders, which are determined in accordance with income tax regulations, on the ex-dividend date. The Floating Rate Fund declares dividends from any net investment income daily and pays monthly. The FAMCO Fund makes distributions from net investment income, if any, at least annually. Net realized gains from investment transactions, if any, are distributed to shareholders annually. The Funds may periodically make reclassifications among certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These reclassifications are due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(e) Indemnifications – In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that has not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

(f) Other – The Funds record security transactions based on trade date. Realized gains and losses on sales of securities are reported on the basis of identified cost of securities delivered. Dividend income and expense are recognized on the ex-dividend date, and interest income and expense are recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method. Fee income from bank loan investments, including amendment and consent fees, are presented separately on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

Note 3 – Investment Management Agreement and Other Transactions with Affiliates

The Trust has an agreement with the Adviser to furnish investment advisory services to the Funds. Under the terms of this agreement, the Funds pay the Adviser a monthly fee based on the average daily net assets at an annual rate of 0.65% for the Floating Rate Fund and 0.60% for the FAMCO Fund. The management fee for the Predecessor Fund and the FAMCO Fund, prior to September 1, 2021, was 0.78%.The Adviser has entered into Sub-Advisory agreements with Pretium and USCA for the Floating Rate Fund and FAMCO Fund, respectively; the compensation for each sub-adviser is based on assets under management and is paid out of Ziegler’s advisory fees.

Pursuant to a contractual fee waiver and reimbursement agreement, the Adviser will reimburse the Floating Rate Fund for expenses in excess of 0.99%, 1.74%, and 0.74% of average daily net assets for Class A, Class C, and Institutional Class, respectively, and 0.70% for the FAMCO Fund, excluding taxes, interest charges, litigation and other extraordinary expenses, acquired fund fees and expenses, interest expense relating to short sales, dividend expense, borrowing costs, extraordinary expenses, and brokers’ commissions and other charges relating to the purchase and sale of the Funds’ portfolio securities.  The Expense Cap for the FAMCO Fund was lowered from 1.15% to 0.70% effective September 1, 2021. Prior to the conversion, the Predecessor Fund had a similar agreement to limit the operating expenses to 1.15% of average net assets.

The Adviser is entitled to recoup the amounts provided for in the fee waiver and reimbursement agreement within 36 months following the month in which the Adviser reduced its compensation and/or assumed expenses for the Funds, provided that the total operating expenses of the Funds, including the recoupment, do not exceed the established limitation on expenses for that year.

Ziegler Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2023 (Unaudited)

At March 31, 2023, the amounts reimbursed by the Adviser and the eligible recapture periods are as follows:

Year Waived / Reimbursed	Floating Rate Fund	FAMCO Fund		Expiration
2020	$175,333	$-		September 30, 2023
2021	328,719	107,066	*	September 30, 2024
2022	351,432	254,801		September 30, 2025
2023	168,462	125,532		March 31, 2026
	$1,023,946	$487,399

*Includes post conversion period only, from 12/21/2020 to 9/30/2021.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) serves as the administrator, fund accountant and transfer agent to the Funds.  Fund Services provided similar services to the Predecessor Fund. The officers of the Trust are employees of Fund Services. U.S Bank, N.A. serves as the Funds’ custodian. Quasar Distributors, LLC (“Quasar”), serves as the Funds’ distributor and principal underwriter. For the six months ended March 31, 2023, the Funds incurred the following expenses for administration & fund accounting, transfer agent, custody and compliance fees:

	Floating Rate Fund	FAMCO Fund
Administration & fund accounting	$74,775	$49,951
Transfer agent	33,602	8,886
Custody	8,871	4,438
Compliance	9,447	9,143

 At March 31, 2023, the Funds had payables for administration & fund accounting, transfer agent, custody and compliance fees in the following amounts:

	Floating Rate Fund	FAMCO Fund
Administration & fund accounting	$53,672	$36,927
Transfer agent	22,136	6,007
Custody	4,308	4,750
Compliance	7,572	7,268

The above payable amounts are included in Accrued expenses and other liabilities in the Statement of Assets and Liabilities.

There is a maximum initial sales charge of 4.25% for Class A shares of the Floating Rate Fund and a contingent deferred sales charge (“CDSC”) of 1.00% on C shares of the Fund. There is no initial sales charge on purchases of $1,000,000 or more of Class A shares, but a 1.00% CDSC applies when the charge is waived and shares are redeemed within 18 months of purchase.  The Distributor retains a portion of the initial sales charge when shares are purchased through a service agent and will retain the full amount if purchased through the Distributor.  For the six months ended March 31, 2023, Quasar did not retain sales charges on sales of the Class A shares of the Fund.  In addition, no CDSCs fees were paid to Quasar for Class C shares of the Fund for the six months ended March 31, 2023.

The Floating Rate Fund charges a 1.00% redemption fee on the redemption of Class A shares held for 60 days or less.

Ziegler Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2023 (Unaudited)

The Independent Trustees were paid $15,968 for their services and reimbursement of travel expenses during the six months ended March 31, 2023. The Funds pay no compensation to the Interested Trustee or officers of the Trust.

Note 4 – Investment Transactions

Purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) for each Fund for the six months ended March 31, 2023, were as follows:

Floating Rate Fund
Purchases	$4,143,188
Sales	$10,531,751

FAMCO Fund
Purchases	$8,360,677
Sales	$13,263,352

Note 5 – Federal Income Tax Information

At September 30, 2022, the components of accumulated earnings (deficit) for income tax purposes were as follows:

	Floating Rate Fund	FAMCO Fund
Cost of Investments……………………………………………………….........	$68,444,567	$35,112,439
Gross Unrealized Appreciation.…………………….……………….………....	37,187	3,000,297
Gross Unrealized Depreciation………………………………….………...…...	(5,831,996)	(3,352,583)
Net Unrealized Appreciation (Depreciation) on Investments………….............	(5,794,809)	(352,286)

Undistributed ordinary income………………………………...……….………	-	239,893
Undistributed long-term capital gains……………………………...….…….…	-	699,128
Distributable Earnings……………………………………….………...….……	-	939,021

Other Accumulated Loss*…………………………………...….……….……	(3,243,264)	(679,337)
Total Accumulated Loss…….................……………………...………………	$(9,038,073)	$(92,602)

*Temporary differences between book and tax amounts are due to straddles, wash sales, and mark to market on §1256 contracts.

Additionally, U.S. GAAP require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share. For the year ended September 30, 2022, the following table shows the reclassifications made:

	Accumulated Earnings (Loss)	Paid-in Capital
FAMCO Fund	$2,797	$(2,797)

Ziegler Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2023 (Unaudited)

At September 30, 2022, the Funds had capital loss carryforwards, which reduce the Funds’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Internal Revenue Code, the character of such capital loss carryforwards is as follows:

Not Subject to Expiration
	Short-Term	Long-Term	Total
Floating Rate Fund	$ (802,028)	$ (2,441,236)	$ (3,243,264)
FAMCO Fund	-	-	-

The tax character of distributions paid during the six months ended March 31, 2023 and the fiscal year ended September 30, 2022 were as follows:

Floating Rate Fund
	Six Months Ended March 31, 2023	Year Ended September 30, 2022
Ordinary Income	$2,408,082	$2,772,317
Return of Capital	-	8,112
Total Distributions Paid	$2,408,082	$2,780,429

FAMCO Fund
	Six Months Ended March 31, 2023	Year Ended September 30, 2022
Ordinary Income	$239,893	$158,957
Long-term Capital Gains	699,143	-
Total Distributions Paid	$939,036	$158,957

Note 6 – Distribution Plan and Service Fees

The Trust, on behalf of the Floating Rate Fund, adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its Class A and Class C shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% and 1.00% of average daily net assets attributable to the Class A and Class C shares, respectively. For the six months ended March 31, 2023, distribution fees incurred by Class A and Class C shares were $5,368 and $12,002, respectively.

The Board has authorized the Funds to pay service fees, at the annual rate of up to 0.15% of applicable average net assets or $20 per account, to intermediaries such as banks, broker dealers, financial advisers or other financial institutions for sub-administration, sub-transfer agency, recordkeeping (collectively, “sub-accounting services”) and other shareholder services associated with shareholders whose shares are held of record in omnibus, networked, or other group accounts or accounts traded through registered securities clearing agents. For the six months ended March 31, 2023, service fees incurred by the Institutional Class shares of the Floating Rate Fund and FAMCO Fund were $2,993 and $15,909, respectively.

Ziegler Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2023 (Unaudited)

Note 7 – Line of Credit

The Floating Rate Fund has access to a $10 million unsecured line of credit through an agreement with U.S. Bank. The Fund may temporarily draw on the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to the Fund based on its borrowings at a rate per annum equal to the Prime Rate, to be paid monthly. Loan activity for the six months ended March 31, 2023 was as follows:

Maximum available credit	$10,000,000
Largest amount outstanding on an individual day	800,000
Average daily loan outstanding (28 days)	586,607
Interest expense	3,505
Loan outstanding as of March 31, 2023	300,000
Average interest rate	7.68%

Note 8 – Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under 2(a)(9) of the 1940 Act. As of March 31, 2023, Capinco held 47% of the outstanding shares of the Floating Rate Fund, and National Financial held 58% and Charles Schwab held 37% of the outstanding shares of the FAMCO Fund, for the benefit of their shareholders.

Note 9 – Subsequent Events

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. Subsequent to the period end, the Floating Rate Fund has made the following distributions per share:

Record Date	Payable Date	Class A	Class C	Class I
Daily	4/30/2023	$0.16776	$0.15264	$0.17225

On May 16, 2023, the Board of Directors approved a plan of liquidation for the Floating Rate Fund, which will occur on or about July 14, 2023. After May 17, 2023, the Floating Rate Fund no longer accepts incoming purchases.

The Funds have determined there were no other subsequent events that would need to be disclosed in the financial statements.

Note 10 – Change in Independent Registered Public Accounting Firm

BBD, LLP ("BBD") served as the independent registered public accounting firm for the Funds to audit the financial statements for the fiscal year ended September 30, 2022. On March 13, 2023, BBD sent a letter of cessation to the SEC indicating that BBD would no longer be serving as auditor. This letter was sent as a result of the Investment Management Group of BBD being acquired by Cohen & Company, Ltd ("Cohen").

The Trust engaged Cohen on February 28, 2023, as the independent registered public accounting firm to audit the Funds’ financial statements for the fiscal year ending September 30, 2023.

The report of BBD on the financial statements of the Funds for the fiscal year ended September 30, 2022, contained no adverse opinion or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope, or accounting principle.

Ziegler Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2023 (Unaudited)

In connection with the Funds’ audit for the fiscal year ended September 30, 2022, there have been no disagreements, if not resolved to the satisfaction of BBD, that would have caused them to make reference thereto in their report on the financial statements for such period.

Ziegler Funds
EXPENSE EXAMPLE
March 31, 2023 (Unaudited)

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2022, to March 31, 2023 (the “period”).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line of the table is useful in comparing the ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

Expenses Paid During the Period

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period (1)
Floating Rate Fund
Class A
Actual Fund Return	1,000	1,051.83	5.06
Hypothetical 5% Return	1,000	1,020.00	4.99
Class C
Actual Fund Return	1,000	1,048.92	8.89
Hypothetical 5% Return	1,000	1,016.26	8.75
Institutional Class
Actual Fund Return	1,000	1,054.06	3.79
Hypothetical 5% Return	1,000	1,021.24	3.73

FAMCO Fund
Institutional Class
Actual Fund Return	1,000	1,068.38	3.61
Hypothetical 5% Return	1,000	1,021.44	3.53

(1)
Expenses for the Floating Rate Fund are 0.99%, 1.74% and 0.74% for Class A, Class C and Institutional Class shares, respectively, multiplied by the average account value over the period, multiplied by 182/365. Expenses for the FAMCO Fund are equal to the Fund’s annualized expense ratio of 0.70%, multiplied by the average account value over the period, multiplied by 182/365.  The expense ratios for each Fund reflects an expense waiver. Assumes all dividends and distributions were reinvested.

Ziegler Funds
OTHER INFORMATION (Unaudited)

Quarterly Portfolio Schedule
The Funds file their complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC as an exhibit to its reports on Form N-PORT.  The Funds’ Form N-PORT reports are available without charge by visiting the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C.  You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Proxy Voting
You may obtain a description of the Funds’ proxy voting policy and voting records, without charge, upon request by contacting the Funds directly at (833) 777-1533 or on the EDGAR Database on the SEC’s website at ww.sec.gov.  The Funds file their proxy voting records annually as of June 30 with the SEC on Form N-PX.  The Funds’ Form N-PX is available without charge by visiting the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C.  You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Statement Regarding Liquidity Risk Management Program
Each Fund has adopted a liquidity risk management program (the “program”). The Board has designated a committee of the Adviser to serve as the administrator of the program. Personnel of the Adviser conduct the day-to-day operation of the program pursuant to policies and procedures administered by the committee.

Under the program, the committee manages each Fund’s liquidity risk, which is the risk that each Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in each Fund. This risk is managed by monitoring the degree of liquidity of each Fund’s investments, limiting the amount of each Fund’s illiquid investments, and utilizing various risk management tools and facilities available to each Fund for meeting shareholder redemptions, among other means. The committee’s process of determining the degree of liquidity of each Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by the committee regarding the operation and effectiveness of the program for the period June 1, 2022 through December 31, 2022. No significant liquidity events impacting the Floating Rate Fund were noted in the report. In addition, the committee provided its assessment that the program had been effective in managing the Floating Rate Fund’s liquidity risk.

Privacy Notice

The Funds collect non-public information about you from the following sources:

• Information we receive about you on applications or other forms;

• Information you give us orally; and/or

• Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Adviser
Ziegler Capital Management, LLC
30 S. Wacker Drive, Suite 2800
Chicago, IL 60606

Investment Sub-Adviser
Pretium Credit Management, LLC
c/o Pretium Partners, LLC
810 Seventh Avenue, Suite 2400
New York, New York 10019

Investment Sub-Adviser
USCA Asset Management, LLC
4444 Westheimer Road, Suite G500
Houston, TX 77027

Distributor
Quasar Distributors, LLC
111 East Kilbourn Ave. Suite 1250
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
BBD, LLP
1835 Market Street, 3rd Floor
Philadelphia, PA 19103

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By  /s/ Russell B. Simon
     Russell B. Simon, President

Date           6/9/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Russell B. Simon
     Russell B. Simon, President

Date          6/9/2023

By /s/ Eric T. McCormick
                    Eric T. McCormick, Treasurer

Date       6/9/2023